TABLE OF CONTENTS
PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-8
Statements of Changes in Net Assets	C-15
Statement of Cash Flows	C-28
Financial Highlights	C-29
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-4
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8
Where to Go for More Information	F-12

The 2011 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2011 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	37,480	$377,191	$378,003
Diversified Bond	Diversified Bond Class I	10,221	89,110	80,311
Floating Rate Loan	Floating Rate Loan Class I	11,646	71,616	66,366
High Yield Bond	High Yield Bond Class I	36,603	186,906	214,862
Inflation Managed	Inflation Managed Class I	37,658	385,875	446,349
Inflation Protected	Inflation Protected Class I	1,443	15,225	14,912
Managed Bond	Managed Bond Class I	58,308	607,879	640,762
Short Duration Bond	Short Duration Bond Class I	14,821	131,901	136,394
American Funds® Growth	American Funds Growth Class I	16,862	99,198	134,991
American Funds Growth-Income	American Funds Growth-Income Class I	15,397	107,501	139,054
Comstock	Comstock Class I	10,457	57,563	78,018
Dividend Growth	Dividend Growth Class I	12,035	87,665	110,828
Equity Index	Equity Index Class I	7,773	147,117	210,705
Focused 30	Focused 30 Class I	5,621	32,713	63,414
Growth LT	Growth LT Class I	10,065	132,296	178,972
Large-Cap Growth	Large-Cap Growth Class I	15,848	60,594	83,803
Large-Cap Value	Large-Cap Value Class I	17,144	141,831	185,441
Long/Short Large-Cap	Long/Short Large-Cap Class I	1,941	11,545	13,677
Main Street® Core	Main Street Core Class I	13,868	191,763	245,629
Mid-Cap Equity	Mid-Cap Equity Class I	15,752	129,961	186,913
Mid-Cap Growth	Mid-Cap Growth Class I	16,526	73,555	143,899
Mid-Cap Value	Mid-Cap Value Class I	2,846	27,855	27,087
Small-Cap Equity	Small-Cap Equity Class I	2,219	19,913	24,010
Small-Cap Growth	Small-Cap Growth Class I	6,574	40,219	66,388
Small-Cap Index	Small-Cap Index Class I	12,346	96,839	135,677
Small-Cap Value	Small-Cap Value Class I	7,839	69,380	92,485
Health Sciences	Health Sciences Class I	7,691	62,249	92,750
Real Estate	Real Estate Class I	9,158	70,105	136,444
Technology	Technology Class I	12,740	41,726	54,742
Emerging Markets	Emerging Markets Class I	13,817	80,679	189,339
International Large-Cap	International Large-Cap Class I	31,368	138,529	174,705
International Small-Cap	International Small-Cap Class I	4,682	22,587	25,512
International Value	International Value Class I	15,354	117,407	130,782
American Funds Asset Allocation	American Funds Asset Allocation Class I	19,171	233,995	264,424
Pacific Dynamix — Conservative Growth	Pacific Dynamix - Conservative Growth Class I	11,278	129,332	127,023
Pacific Dynamix — Moderate Growth	Pacific Dynamix - Moderate Growth Class I	21,966	268,435	270,598
Pacific Dynamix — Growth	Pacific Dynamix - Growth Class I	13,383	165,698	167,507
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	340,861	3,358,609	3,360,947
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	392,662	3,823,464	3,770,074
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	1,435,593	13,785,565	13,401,551
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	1,287,107	12,195,790	11,701,918
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	271,122	2,535,739	2,391,659

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	19,332	212,827	222,130

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth	AllianceBernstein VPS Balanced Wealth
Strategy Class B	Strategy Class B	11,707	106,028	126,432

	BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	582	4,680	4,427
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	122,812	1,513,326	1,630,943

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 2	Allocation Class 2	253	1,907	1,920
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 4	Allocation Class 4	34,051	213,312	258,109
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	395	7,831	7,625
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	46	863	831
See Notes to Financial Statements

G-1

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	14,027	$217,222	$219,097

	Lord Abbett Series Fund, Inc.
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	233	3,409	3,141
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	795	12,735	12,772

	MFS ® Variable Insurance Trust
MFS Investors Growth Stock Series — Service Class	MFS Investors Growth Stock Series - Service Class	36	395	393
MFS Total Return Series — Service Class	MFS Total Return Series - Service Class	629	11,371	11,524
MFS Value Series — Service Class	MFS Value Series - Service Class	557	6,942	6,981

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset - Advisor Class	19,792	250,433	240,668

	Prudential Series Fund, Inc.
Jennison Class II	Jennison Class II	12	145	276
Value Class II	Value Class II	14	193	229
SP International Growth Class II	SP International Growth Class II	62	234	268
SP Prudential U.S. Emerging Growth Class II	SP Prudential U.S. Emerging Growth Class II	36	222	272

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Core Bond Class 1	67	713	782
JPMorgan Insurance Trust Equity Index Class 1	JPMorgan Insurance Trust Equity Index Class 1	21	190	231
JPMorgan Insurance Trust U.S. Equity Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	5	50	76
JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	11	73	75
JPMorgan Insurance Trust Intrepid Growth Class 1	JPMorgan Insurance Trust Intrepid Growth Class 1	4	48	65
JPMorgan Insurance Trust Mid Cap Growth Class 1	JPMorgan Insurance Trust Mid Cap Growth Class 1	6	91	96

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected	Bond

ASSETS
Investments in affiliated mutual funds, at value	$378,003	$80,311	$66,366	$214,862	$446,349	$14,912	$640,762
Receivables:
Due from Pacific Life Insurance Company	—	74	109	852	85	24	57
Fund shares redeemed	1,952	—	—	—	64	—	79

Total Assets	379,955	80,385	66,475	215,714	446,498	14,936	640,898

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,952	—	—	—	—	—	—
Fund shares purchased	—	74	104	749	—	24	—
Other	161	—	—	—	—	1	—

Total Liabilities	2,113	74	104	749	—	25	—

NET ASSETS	$377,842	$80,311	$66,371	$214,965	$446,498	$14,911	$640,898

NET ASSETS CONSIST OF:
Accumulation units	$377,428	$80,293	$66,371	$214,811	$446,073	$14,911	$640,246
Contracts in payout (annuitization) period	414	18	—	154	425	—	652

NET ASSETS	$377,842	$80,311	$66,371	$214,965	$446,498	$14,911	$640,898

Units Outstanding	33,094	6,848	7,503	13,036	23,093	1,394	33,235

Accumulation Unit Values	$9.45 - $12.88	$10.03 - $12.55	$8.64 - $10.32	$9.71 - $18.90	$10.02 - $23.15	$10.08 - $10.78	$9.97 - $22.91

Cost of Investments	$377,191	$89,110	$71,616	$186,906	$385,875	$15,225	$607,879

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$136,394	$134,991	$139,054	$78,018	$110,828	$210,705	$63,414
Receivables:
Due from Pacific Life Insurance Company	23	—	14	369	96	—	—
Fund shares redeemed	143	88	34	—	—	262	14

Total Assets	136,560	135,079	139,102	78,387	110,924	210,967	63,428

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	20	—	—	—	262	14
Fund shares purchased	—	—	—	306	64	—	—
Other	—	—	—	—	—	2	4

Total Liabilities	—	20	—	306	64	264	18

NET ASSETS	$136,560	$135,059	$139,102	$78,081	$110,860	$210,703	$63,410

NET ASSETS CONSIST OF:
Accumulation units	$136,499	$135,005	$138,973	$78,007	$110,780	$210,563	$63,402
Contracts in payout (annuitization) period	61	54	129	74	80	140	8

NET ASSETS	$136,560	$135,059	$139,102	$78,081	$110,860	$210,703	$63,410

Units Outstanding	12,870	12,321	13,767	7,988	10,331	12,411	5,618

Accumulation Unit Values	$9.93 - $11.75	$8.47 - $12.52	$8.43 - $11.29	$8.17 - $11.47	$8.58 - $11.54	$8.93 - $20.66	$6.98 - $17.39

Cost of Investments	$131,901	$99,198	$107,501	$57,563	$87,665	$147,117	$32,713

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$178,972	$83,803	$185,441	$13,677	$245,629	$186,913	$143,899
Receivables:
Due from Pacific Life Insurance Company	—	182	7	—	—	84	—
Fund shares redeemed	128	—	182	14	162	51	156

Total Assets	179,100	83,985	185,630	13,691	245,791	187,048	144,055

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	83	—	—	14	86	—	156
Fund shares purchased	—	65	—	—	—	—	—
Other	—	—	—	6	—	—	8

Total Liabilities	83	65	—	20	86	—	164

NET ASSETS	$179,017	$83,920	$185,630	$13,671	$245,705	$187,048	$143,891

NET ASSETS CONSIST OF:
Accumulation units	$178,879	$83,870	$185,444	$13,671	$245,299	$186,831	$143,838
Contracts in payout (annuitization) period	138	50	186	—	406	217	53

NET ASSETS	$179,017	$83,920	$185,630	$13,671	$245,705	$187,048	$143,891

Units Outstanding	9,589	11,954	15,084	1,564	16,681	10,288	14,147

Accumulation Unit Values	$8.26 - $21.96	$6.33 - $11.40	$8.72 - $13.59	$8.47 - $10.58	$8.83 - $17.01	$8.71 - $20.90	$8.04 - $12.83

Cost of Investments	$132,296	$60,594	$141,831	$11,545	$191,763	$129,961	$73,555

	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$27,087	$24,010	$66,388	$135,677	$92,485	$92,750	$136,444
Receivables:
Due from Pacific Life Insurance Company	14	267	—	—	209	—	—
Fund shares redeemed	—	—	40	103	—	7	442

Total Assets	27,101	24,277	66,428	135,780	92,694	92,757	136,886

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	19	73	—	7	411
Fund shares purchased	14	267	—	—	155	—	—
Other	11	11	—	—	—	4	—

Total Liabilities	25	278	19	73	155	11	411

NET ASSETS	$27,076	$23,999	$66,409	$135,707	$92,539	$92,746	$136,475

NET ASSETS CONSIST OF:
Accumulation units	$27,064	$23,984	$66,308	$135,601	$92,420	$92,724	$136,272
Contracts in payout (annuitization) period	12	15	101	106	119	22	203

NET ASSETS	$27,076	$23,999	$66,409	$135,707	$92,539	$92,746	$136,475

Units Outstanding	1,877	1,747	5,606	8,972	4,627	5,788	5,846

Accumulation Unit Values	$8.53 - $14.97	$8.91 - $15.78	$9.33 - $13.10	$8.65 - $16.07	$9.21 - $25.06	$9.42 - $18.69	$7.87 - $33.69

Cost of Investments	$27,855	$19,913	$40,219	$96,839	$69,380	$62,249	$70,105

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

ASSETS
Investments in affiliated mutual funds, at value	$54,742	$189,339	$174,705	$25,512	$130,782	$264,424	$127,023
Receivables:
Due from Pacific Life Insurance Company	—	779	340	—	301	197	247
Fund shares redeemed	45	—	—	11	—	—	—

Total Assets	54,787	190,118	175,045	25,523	131,083	264,621	127,270

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	45	—	—	2	—	—	—
Fund shares purchased	—	52	127	—	80	197	247
Other	5	—	—	—	—	14	9

Total Liabilities	50	52	127	2	80	211	256

NET ASSETS	$54,737	$190,066	$174,918	$25,521	$131,003	$264,410	$127,014

NET ASSETS CONSIST OF:
Accumulation units	$54,728	$189,909	$174,776	$25,504	$130,861	$264,410	$127,014
Contracts in payout (annuitization) period	9	157	142	17	142	—	—

NET ASSETS	$54,737	$190,066	$174,918	$25,521	$131,003	$264,410	$127,014

Units Outstanding	7,694	7,631	17,404	3,453	14,084	18,822	10,215

Accumulation Unit Values	$5.39 - $11.13	$7.94 - $47.95	$8.01 - $15.29	$7.06 - $10.45	$5.70 - $10.52	$9.32 - $14.51	$9.75 - $12.83

Cost of Investments	$41,726	$80,679	$138,529	$22,587	$117,407	$233,995	$129,332

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative	Conservative	Moderate	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$270,598	$167,507	$3,360,947	$3,770,074	$13,401,551	$11,701,918	$2,391,659
Receivables:
Due from Pacific Life Insurance Company	1,891	243	—	524	—	—	—
Fund shares redeemed	—	—	711	—	487	3,497	4,323

Total Assets	272,489	167,750	3,361,658	3,770,598	13,402,038	11,705,415	2,395,982

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	711	—	487	3,497	4,323
Fund shares purchased	1,891	243	—	524	—	—	—
Other	14	9	381	469	1,719	1,509	316

Total Liabilities	1,905	252	1,092	993	2,206	5,006	4,639

NET ASSETS	$270,584	$167,498	$3,360,566	$3,769,605	$13,399,832	$11,700,409	$2,391,343

NET ASSETS CONSIST OF:
Accumulation units	$270,584	$167,498	$3,359,934	$3,768,791	$13,397,437	$11,699,065	$2,391,041
Contracts in payout (annuitization) period	—	—	632	814	2,395	1,344	302

NET ASSETS	$270,584	$167,498	$3,360,566	$3,769,605	$13,399,832	$11,700,409	$2,391,343

Units Outstanding	21,119	12,686	341,261	393,511	1,439,820	1,292,978	272,597

Accumulation Unit Values	$9.37 - $13.31	$9.05 - $13.74	$9.82 - $10.16	$9.55 - $10.21	$9.28 - $10.28	$9.02 - $10.36	$8.74 - $10.42

Cost of Investments	$268,435	$165,698	$3,358,609	$3,823,464	$13,785,565	$12,195,790	$2,535,739

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
					Franklin	Franklin
	Invesco V.I.	AllianceBernstein	BlackRock		Templeton VIP	Templeton VIP	Mutual Global
	Balanced-Risk	VPS Balanced	Capital	BlackRock	Founding Funds	Founding Funds	Discovery
	Allocation	Wealth Strategy	Appreciation	Global Allocation	Allocation	Allocation	Securities
	Series II	Class B	V.I. Class III	V.I. Class III	Class 2	Class 4	Class 2

ASSETS
Investments in mutual funds, at value	$222,130	$126,432	$4,427	$1,630,943	$1,920	$258,109	$7,625
Receivables:
Due from Pacific Life Insurance Company	—	—	31	—	3	195	39
Fund shares redeemed	42	15	—	290	—	—	—

Total Assets	222,172	126,447	4,458	1,631,233	1,923	258,304	7,664

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	42	15	—	290	—	—	—
Fund shares purchased	—	—	31	—	3	195	39
Other	25	7	—	99	—	14	—

Total Liabilities	67	22	31	389	3	209	39

NET ASSETS	$222,105	$126,425	$4,427	$1,630,844	$1,920	$258,095	$7,625

NET ASSETS CONSIST OF:
Accumulation units	$222,105	$126,425	$4,427	$1,630,844	$1,920	$258,095	$7,625
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$222,105	$126,425	$4,427	$1,630,844	$1,920	$258,095	$7,625

Units Outstanding	15,070	14,034	440	168,924	188	28,991	740

Accumulation Unit Values	$9.93 - $15.27	$8.81 - $10.38	$8.77 - $11.15	$8.95 - $10.30	$9.60 - $10.54	$8.71 - $10.52	$9.49 - $10.90

Cost of Investments	$212,827	$106,028	$4,680	$1,513,326	$1,907	$213,312	$7,831

	Templeton	GE	Lord Abbett		MFS Investors	MFS
	Global Bond	Investments	International	Lord Abbett	Growth Stock	Total Return	MFS Value
	Securities	Total Return	Core Equity	Total Return	Series -	Series -	Series -
	Class 2	Class 3	Class VC	Class VC	Service Class	Service Class	Service Class

ASSETS
Investments in mutual funds, at value	$831	$219,097	$3,141	$12,772	$393	$11,524	$6,981
Receivables:
Due from Pacific Life Insurance Company	5	245	25	94	—	5	29
Fund shares redeemed	—	—	—	—	—	—	—

Total Assets	836	219,342	3,166	12,866	393	11,529	7,010

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—	—
Fund shares purchased	5	245	25	94	—	5	29
Other	—	14	—	1	—	1	1

Total Liabilities	5	259	25	95	—	6	30

NET ASSETS	$831	$219,083	$3,141	$12,771	$393	$11,523	$6,980

NET ASSETS CONSIST OF:
Accumulation units	$831	$219,083	$3,141	$12,771	$393	$11,523	$6,980
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$831	$219,083	$3,141	$12,771	$393	$11,523	$6,980

Units Outstanding	81	17,192	330	1,162	37	1,212	654

Accumulation Unit Values	$9.79 - $10.82	$9.07 - $13.27	$8.48 - $10.43	$10.71 - $11.17	$9.80 - $11.81	$9.47 - $10.42	$9.71 - $11.44

Cost of Investments	$863	$217,222	$3,409	$12,735	$395	$11,371	$6,942

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
				SP	SP Prudential	JPMorgan	JPMorgan
	PIMCO Global			International	U.S. Emerging	Insurance Trust	Insurance Trust
	Multi-Asset -	Jennison	Value	Growth	Growth	Core Bond	Equity Index
	Advisor Class	Class II	Class II	Class II	Class II	Class 1	Class 1

ASSETS
Investments in mutual funds, at value	$240,668	$276	$229	$268	$272	$782	$231
Receivables:
Due from Pacific Life Insurance Company	54	—	—	—	—	31	—

Total Assets	240,722	276	229	268	272	813	231

LIABILITIES
Payables:
Fund shares purchased	54	—	—	—	—	—	—
Other	16	—	—	—	—	—	—

Total Liabilities	70	—	—	—	—	—	—

NET ASSETS	$240,652	$276	$229	$268	$272	$813	$231

NET ASSETS CONSIST OF:
Accumulation units	$240,652	$276	$229	$268	$272	$812	$231
Contracts in payout (annuitization) period	—	—	—	—	—	1	—

NET ASSETS	$240,652	$276	$229	$268	$272	$813	$231

Units Outstanding	23,249	24	18	23	16	58	20

Accumulation Unit Values	$9.07 - $10.55	$11.32 - $11.74	$12.30 - $12.75	$11.34 - $11.76	$17.04 - $17.67	$13.74 - $13.95	$11.14 - $11.31

Cost of Investments	$250,433	$145	$193	$234	$222	$713	$190

			JPMorgan
	JPMorgan	JPMorgan	Insurance Trust	JPMorgan
	Insurance Trust	Insurance Trust	Intrepid	Insurance Trust
	U.S. Equity	Mid Cap Value	Growth	Mid Cap Growth
	Class 1	Class 1	Class 1	Class 1

ASSETS
Investments in mutual funds, at value	$76	$75	$65	$96
Receivables:
Due from Pacific Life Insurance Company	—	18	11	—

Total Assets	76	93	76	96

LIABILITIES
Other	1	—	—	—

Total Liabilities	1	—	—	—

NET ASSETS	$75	$93	$76	$96

NET ASSETS CONSIST OF:
Accumulation units	$75	$93	$75	$96
Contracts in payout (annuitization) period	—	—	1	—

NET ASSETS	$75	$93	$76	$96

Units Outstanding	6	7	7	7

Accumulation Unit Values	$12.33 - $12.33	$13.24 - $13.45	$11.11 - $11.28	$13.09 - $13.29

Cost of Investments	$50	$73	$48	$91

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected(1)	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$55,310	$54,611	$52,229	$59,177	$388	$56,293
EXPENSES
Mortality and expense risk	5,463	18,065	6,672	7,882	29,703	64	37,352
Administrative fees	776	2,596	966	1,123	4,242	9	5,312

Total Expenses	6,239	20,661	7,638	9,005	33,945	73	42,664

Net Investment Income (Loss)	(6,239)	34,649	46,973	43,224	25,232	315	13,629

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	54	97,947	(145,311)	60,131	279,747	(92)	224,225
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	182,596	248	172,688

Realized Gain (Loss)	54	97,947	(145,311)	60,131	462,343	156	396,913

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(56)	(71,019)	110,608	(78,101)	(261,572)	(313)	(299,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($6,241)	$61,577	$12,270	$25,254	$226,003	$158	$111,172

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$11,017	$319	$1,454	$8,354	$3,983	$6,464	$—
EXPENSES
Mortality and expense risk	10,022	6,632	9,142	13,857	7,084	13,752	1,044
Administrative fees	1,448	947	1,303	1,979	1,002	1,922	143

Total Expenses	11,470	7,579	10,445	15,836	8,086	15,674	1,187

Net Investment Loss	(453)	(7,260)	(8,991)	(7,482)	(4,103)	(9,210)	(1,187)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(2,757)	2,313	(49,774)	41,931	14,388	524,594	9,139
Capital gain distributions from affiliated mutual fund investments	—	—	—	14,974	47,307	—	—

Realized Gain (Loss)	(2,757)	2,313	(49,774)	56,905	61,695	524,594	9,139

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	5,475	(578)	50,536	(37,293)	(35,551)	(496,139)	(16,578)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,265	($5,525)	($8,229)	$12,130	$22,041	$19,245	($8,626)

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$2,119	$—	$14,931	$1,681	$3,142	$1,800	$—
EXPENSES
Mortality and expense risk	9,551	8,970	19,960	9,836	9,078	12,845	8,872
Administrative fees	1,309	1,278	2,834	1,412	1,240	1,809	1,259

Total Expenses	10,860	10,248	22,794	11,248	10,318	14,654	10,131

Net Investment Loss	(8,741)	(10,248)	(7,863)	(9,567)	(7,176)	(12,854)	(10,131)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	106,125	97,530	407,061	4,264	(17,918)	102,898	346,894
Capital gain distributions from affiliated mutual fund investments	42,736	144,515	11,560	152,952	86,261	232,271	65,896

Realized Gain	148,861	242,045	418,621	157,216	68,343	335,169	412,790

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(170,074)	(205,571)	(301,108)	(138,342)	(80,474)	(331,150)	(365,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($29,954)	$26,226	$109,650	$9,307	($19,307)	($8,835)	$37,540

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$29,385	$1,631	$—	$886	$2,348	$—	$—
EXPENSES
Mortality and expense risk	7,383	6,718	4,346	2,430	3,929	1,156	4,309
Administrative fees	1,061	964	614	322	561	163	608

Total Expenses	8,444	7,682	4,960	2,752	4,490	1,319	4,917

Net Investment Income (Loss)	20,941	(6,051)	(4,960)	(1,866)	(2,142)	(1,319)	(4,917)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	145,344	(25,092)	78,605	20,075	79,579	(2,037)	85,476
Capital gain distributions from affiliated mutual fund investments	195,630	148,441	68,008	—	66,281	6,321	18,532

Realized Gain	340,974	123,349	146,613	20,075	145,860	4,284	104,008

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(342,547)	(127,616)	(129,421)	(26,569)	(129,606)	4,319	(71,864)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,368	($10,318)	$12,232	($8,360)	$14,112	$7,284	$27,227

							Pacific Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$12,088	$17,432	$20,220	$28,138	$7,952	$3,275
EXPENSES
Mortality and expense risk	891	10,752	15,404	6,177	10,161	3,067	1,413
Administrative fees	127	1,523	2,191	888	1,435	463	220

Total Expenses	1,018	12,275	17,595	7,065	11,596	3,530	1,633

Net Investment Income (Loss)	(1,018)	(187)	(163)	13,155	16,542	4,422	1,642

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,376)	446,642	231,932	33,088	133,771	(1,963)	279
Capital gain distributions from affiliated mutual fund investments	12,112	—	—	—	—	3,272	6,663

Realized Gain	10,736	446,642	231,932	33,088	133,771	1,309	6,942

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(14,186)	(560,721)	(226,961)	(36,953)	(173,079)	(7,983)	(5,496)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,468)	($114,266)	$4,808	$9,290	($22,766)	($2,252)	$3,088

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative(1)	Conservative(1)	Moderate(1)	Growth(1)	Growth(1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$6,105	$2,859	$29,216	$28,685	$91,803	$62,611	$10,962
EXPENSES
Mortality and expense risk	2,449	1,628	22,197	25,638	92,295	81,360	17,086
Administrative fees	366	243	3,263	3,673	13,222	11,665	2,458

Total Expenses	2,815	1,871	25,460	29,311	105,517	93,025	19,544

Net Investment Income (Loss)	3,290	988	3,756	(626)	(13,714)	(30,414)	(8,582)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(1,293)	(1,468)	(4,684)	(8,180)	(40,312)	(36,906)	(14,149)
Capital gain distributions from affiliated mutual fund investments	4,576	2,931	356	—	—	—	—

Realized Gain (Loss)	3,283	1,463	(4,328)	(8,180)	(40,312)	(36,906)	(14,149)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(9,671)	(8,080)	2,338	(53,390)	(384,014)	(493,873)	(144,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,098)	($5,629)	$1,766	($62,196)	($438,040)	($561,193)	($166,812)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Variable Accounts
	Invesco V.I.	AllianceBernstein	BlackRock	BlackRock	Franklin	Franklin
	Balanced-Risk	VPS Balanced	Capital	Global	Templeton VIP	Templeton VIP
	Allocation	Wealth Strategy	Appreciation	Allocation	Founding Funds	Founding Funds
	Series II	Class B	V.I. Class III	V.I. Class III	Allocation Class 2(1)	Allocation Class 4

INVESTMENT INCOME
Dividends from mutual fund investments	$283	$3,033	$12	$38,794	$—	$40
EXPENSES
Mortality and expense risk	1,528	1,724	15	21,683	9	3,353
Administrative fees	233	266	3	3,302	1	512

Total Expenses	1,761	1,990	18	24,985	10	3,865

Net Investment Income (Loss)	(1,478)	1,043	(6)	13,809	(10)	(3,825)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(2,323)	(529)	(7)	(6,483)	(11)	(624)
Capital gain distributions from mutual fund investments	13,807	—	101	41,659	—	—

Realized Gain (Loss)	11,484	(529)	94	35,176	(11)	(624)

CHANGE IN NET UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(654)	(6,504)	(304)	(137,825)	(18)	(3,709)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,352	($5,990)	($216)	($88,840)	($39)	($8,158)

	Mutual Global	Templeton	GE	Lord Abbett		MFS Investors
	Discovery	Global Bond	Investments	International	Lord Abbett	Growth Stock
	Securities	Securities	Total Return	Core Equity	Total Return	Series -
	Class 2	Class 2	Class 3	Class VC	Class VC	Service Class

INVESTMENT INCOME
Dividends from mutual fund investments	$74	$10	$3,460	$26	$248	$1
EXPENSES
Mortality and expense risk	27	3	2,237	11	45	2
Administrative fees	5	—	342	2	8	—

Total Expenses	32	3	2,579	13	53	2

Net Investment Income (Loss)	42	7	881	13	195	(1)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(15)	(1)	(1,212)	(3)	(2)	(12)
Capital gain distributions from mutual fund investments	98	1	—	—	166	—

Realized Gain (Loss)	83	—	(1,212)	(3)	164	(12)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(235)	(33)	(9,363)	(294)	66	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($110)	($26)	($9,694)	($284)	$425	($15)

	MFS					SP
	Total Return	MFS Value	PIMCO Global			International
	Series -	Series -	Multi-Asset -	Jennison	Value	Growth
	Service Class(2)	Service Class	Advisor Class	Class II	Class II	Class II

INVESTMENT INCOME
Dividends from mutual fund investments	$101	$45	$2,958	$—	$2	$2
EXPENSES
Mortality and expense risk	40	24	2,197	5	5	5
Administrative fees	6	4	357	—	—	1

Total Expenses	46	28	2,554	5	5	6

Net Investment Income (Loss)	55	17	404	(5)	(3)	(4)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(39)	(5)	(1,173)	28	11	7
Capital gain distributions from mutual fund investments	—	15	2,098	—	—	—

Realized Gain (Loss)	(39)	10	925	28	11	7

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	153	(10)	(13,102)	(26)	(33)	(66)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169	$17	($11,773)	($3)	($25)	($63)

(1)	The dividends for Franklin Templeton VIP Founding Funds Allocation Class 2 Variable Account in full dollars were less than $500 for the year and are not shown above due to rounding.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Variable Accounts
						JPMorgan
	SP Prudential	JPMorgan	JPMorgan	JPMorgan	JPMorgan	Insurance Trust
	U.S. Emerging	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Intrepid
	Growth	Core Bond	Equity Index	U.S. Equity	Mid Cap Value	Growth
	Class II	Class 1	Class 1	Class 1	Class 1	Class 1

INVESTMENT INCOME
Dividends from mutual fund investments	$1	$42	$7	$447	$2	$1
EXPENSES
Mortality and expense risk	4	10	4	244	2	1
Administrative fees	1	1	1	29	—	—

Total Expenses	5	11	5	273	2	1

Net Investment Income (Loss)	(4)	31	2	174	(—)	(—)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1	21	2	(1,719)	(28)	15
Capital gain distributions from mutual fund investments	2	—	—	—	—	—

Realized Gain (Loss)	3	21	2	(1,719)	(28)	15

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	1	(9)	(2)	1,414	27	(13)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$43	$2	($131)	($1)	$2

JPMorgan
Insurance Trust
Mid Cap Growth
Class 1
INVESTMENT INCOME
Dividends from mutual fund investments	$—
EXPENSES
Mortality and expense risk	2
Administrative fees	—

Total Expenses	2

Net Investment Loss	(2)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(—)
Capital gain distributions from mutual fund investments	—

Realized Loss	(—)

CHANGE IN NET UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(6)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8)

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,239)	($7,728)	$34,649	$41,629	$46,973	$30,736
Realized gain (loss)	54	122	97,947	(5,685)	(145,311)	(38,910)
Change in net unrealized appreciation (depreciation) on investments	(56)	(436)	(71,019)	115,472	110,608	59,996

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,241)	(8,042)	61,577	151,416	12,270	51,822

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46,794	50,394	47,828	85,673	22,221	36,840
Transfers between variable and fixed accounts, net	271,228	82,579	(2,591,218)	860,731	(866,151)	103,665
Contract charges and deductions	(27,653)	(26,158)	(23,260)	(42,684)	(9,325)	(17,410)
Surrenders	(327,651)	(261,467)	(162,456)	(236,953)	(63,941)	(96,353)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	2	1	(8)	—	(4)
Other	45	(15)	307	(135)	187	(21)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(37,236)	(154,665)	(2,728,798)	666,624	(917,009)	26,717

NET INCREASE (DECREASE) IN NET ASSETS	(43,477)	(162,707)	(2,667,221)	818,040	(904,739)	78,539

NET ASSETS
Beginning of Year	421,319	584,026	2,747,532	1,929,492	971,110	892,571

End of Year	$377,842	$421,319	$80,311	$2,747,532	$66,371	$971,110

	High Yield Bond		Inflation Managed		Inflation Protected(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$43,224	$60,038	$25,232	$20,011	$315
Realized gain (loss)	60,131	(3,889)	462,343	4,688	156
Change in net unrealized appreciation (depreciation) on investments	(78,101)	60,880	(261,572)	256,862	(313)

Net Increase in Net Assets Resulting from Operations	25,254	117,029	226,003	281,561	158

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,727	36,368	79,283	139,341	1,626
Transfers between variable and fixed accounts, net	(741,793)	9,958	(3,662,874)	277,602	14,078
Contract charges and deductions	(10,993)	(17,819)	(40,134)	(73,173)	(12)
Surrenders	(79,127)	(101,373)	(264,551)	(389,278)	(937)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	(1)	10	(1)	—
Other	92	(33)	438	(71)	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(808,092)	(72,900)	(3,887,828)	(45,580)	14,753

NET INCREASE (DECREASE) IN NET ASSETS	(782,838)	44,129	(3,661,825)	235,981	14,911

NET ASSETS
Beginning of Year or Period	997,803	953,674	4,108,323	3,872,342	—

End of Year or Period	$214,965	$997,803	$446,498	$4,108,323	$14,911

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Managed Bond		Short Duration Bond		American Funds Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,629	$105,663	($453)	$87	($7,260)	($12,150)
Realized gain (loss)	396,913	5,316	(2,757)	(4,183)	2,313	(47,508)
Change in net unrealized appreciation (depreciation) on investments	(299,370)	219,425	5,475	28,776	(578)	183,931

Net Increase (Decrease) in Net Assets Resulting from Operations	111,172	330,404	2,265	24,680	(5,525)	124,273

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	102,240	165,978	35,950	52,035	21,356	29,310
Transfers between variable and fixed accounts, net	(4,342,918)	1,235,532	(1,227,665)	228,986	(690,449)	(22,388)
Contract charges and deductions	(51,053)	(84,565)	(14,807)	(26,025)	(6,794)	(11,354)
Surrenders	(338,581)	(471,536)	(102,726)	(147,161)	(54,116)	(65,882)
Adjustments to net assets allocated to contracts in payout (annuitization) period	6	(7)	1	(6)	—	—
Other	483	(201)	150	(24)	69	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,629,823)	845,201	(1,309,097)	107,805	(729,934)	(70,311)

NET INCREASE (DECREASE) IN NET ASSETS	(4,518,651)	1,175,605	(1,306,832)	132,485	(735,459)	53,962

NET ASSETS
Beginning of Year	5,159,549	3,983,944	1,443,392	1,310,907	870,518	816,556

End of Year	$640,898	$5,159,549	$136,560	$1,443,392	$135,059	$870,518

	American Funds Growth-Income		Comstock		Dividend Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($8,991)	($18,673)	($7,482)	($5,266)	($4,103)	($2,838)
Realized gain (loss)	(49,774)	(91,903)	56,905	(93,951)	61,695	(11,934)
Change in net unrealized appreciation (depreciation) on investments	50,536	223,190	(37,293)	348,321	(35,551)	72,918

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,229)	112,614	12,130	249,104	22,041	58,146

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	25,967	41,535	35,329	58,998	21,412	21,800
Transfers between variable and fixed accounts, net	(1,047,708)	(139,679)	(1,863,554)	(44,398)	(835,423)	545,282
Contract charges and deductions	(9,995)	(17,669)	(15,039)	(27,868)	(7,709)	(11,218)
Surrenders	(74,697)	(100,123)	(114,341)	(154,065)	(59,171)	(59,948)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	123	8	215	(23)	86	(71)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,106,310)	(215,928)	(1,957,390)	(167,356)	(880,805)	495,845

NET INCREASE (DECREASE) IN NET ASSETS	(1,114,539)	(103,314)	(1,945,260)	81,748	(858,764)	553,991

NET ASSETS
Beginning of Year	1,253,641	1,356,955	2,023,341	1,941,593	969,624	415,633

End of Year	$139,102	$1,253,641	$78,081	$2,023,341	$110,860	$969,624

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($9,210)	$2,456	($1,187)	($1,539)	($8,741)	($5,068)
Realized gain (loss)	524,594	(11,749)	9,139	13,663	148,861	(18,290)
Change in net unrealized appreciation (depreciation) on investments	(496,139)	305,792	(16,578)	(5,941)	(170,074)	133,991

Net Increase (Decrease) in Net Assets Resulting from Operations	19,245	296,499	(8,626)	6,183	(29,954)	110,633

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,486	66,528	3,081	4,426	19,677	35,351
Transfers between variable and fixed accounts, net	(1,593,024)	(1,232,296)	(8,739)	(26,129)	(994,314)	(9,824)
Contract charges and deductions	(15,892)	(32,531)	(1,271)	(1,398)	(12,732)	(20,534)
Surrenders	(112,315)	(179,190)	(12,027)	(15,903)	(76,722)	(100,607)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	—	—	2	1
Other	178	106	3	5	96	66

Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,688,566)	(1,377,383)	(18,953)	(38,999)	(1,063,993)	(95,547)

NET INCREASE (DECREASE) IN NET ASSETS	(1,669,321)	(1,080,884)	(27,579)	(32,816)	(1,093,947)	15,086

NET ASSETS
Beginning of Year	1,880,024	2,960,908	90,989	123,805	1,272,964	1,257,878

End of Year	$210,703	$1,880,024	$63,410	$90,989	$179,017	$1,272,964

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($10,248)	($17,830)	($7,863)	($551)	($9,567)	($9,591)
Realized gain (loss)	242,045	(42,374)	418,621	(121,387)	157,216	(22,861)
Change in net unrealized appreciation (depreciation) on investments	(205,571)	206,842	(301,108)	326,853	(138,342)	174,572

Net Increase in Net Assets Resulting from Operations	26,226	146,638	109,650	204,915	9,307	142,120

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,104	36,011	47,377	86,127	25,043	44,285
Transfers between variable and fixed accounts, net	(1,151,301)	9,128	(2,569,131)	(199,879)	(1,415,018)	46,623
Contract charges and deductions	(10,881)	(18,019)	(23,341)	(42,314)	(10,756)	(20,247)
Surrenders	(76,625)	(99,412)	(170,115)	(232,657)	(79,922)	(111,339)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	(1)	1	(1)	—	(1)
Other	132	(2)	263	55	175	(29)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,217,571)	(72,295)	(2,714,946)	(388,669)	(1,480,478)	(40,708)

NET INCREASE (DECREASE) IN NET ASSETS	(1,191,345)	74,343	(2,605,296)	(183,754)	(1,471,171)	101,412

NET ASSETS
Beginning of Year	1,275,265	1,200,922	2,790,926	2,974,680	1,484,842	1,383,430

End of Year	$83,920	$1,275,265	$185,630	$2,790,926	$13,671	$1,484,842

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($7,176)	($6,804)	($12,854)	($9,303)	($10,131)	($14,055)
Realized gain (loss)	68,343	(30,202)	335,169	(14,628)	412,790	(21,023)
Change in net unrealized appreciation (depreciation) on investments	(80,474)	179,025	(331,150)	357,187	(365,119)	326,382

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,307)	142,019	(8,835)	333,256	37,540	291,304

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,413	29,822	28,247	46,719	21,804	32,493
Transfers between variable and fixed accounts, net	(807,234)	(10,481)	(1,473,566)	(127,573)	(996,654)	(107,358)
Contract charges and deductions	(13,646)	(16,678)	(14,489)	(24,819)	(9,278)	(14,934)
Surrenders	(73,780)	(85,528)	(107,861)	(142,622)	(75,996)	(90,012)
Adjustments to net assets allocated to contracts in payout (annuitization) period	3	1	1	(1)	—	—
Other	78	32	140	19	124	15

Net Decrease in Net Assets Derived from Contract Owner Transactions	(875,166)	(82,832)	(1,567,528)	(248,277)	(1,060,000)	(179,796)

NET INCREASE (DECREASE) IN NET ASSETS	(894,473)	59,187	(1,576,363)	84,979	(1,022,460)	111,508

NET ASSETS
Beginning of Year	1,140,178	1,080,991	1,763,411	1,678,432	1,166,351	1,054,843

End of Year	$245,705	$1,140,178	$187,048	$1,763,411	$143,891	$1,166,351

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20,941	($4,813)	($6,051)	($6,252)	($4,960)	($7,945)
Realized gain (loss)	340,974	15,741	123,349	(5,455)	146,613	(7,690)
Change in net unrealized appreciation (depreciation) on investments	(342,547)	174,825	(127,616)	142,567	(129,421)	132,449

Net Increase (Decrease) in Net Assets Resulting from Operations	19,368	185,753	(10,318)	130,860	12,232	116,814

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,166	33,624	16,589	24,094	11,486	16,695
Transfers between variable and fixed accounts, net	(1,033,679)	(46,556)	(930,606)	263,623	(495,248)	(40,356)
Contract charges and deductions	(7,865)	(14,324)	(5,958)	(10,627)	(4,204)	(7,532)
Surrenders	(58,794)	(78,729)	(50,836)	(60,519)	(33,780)	(41,858)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	123	(19)	111	(49)	60	(9)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,079,049)	(106,004)	(970,700)	216,522	(521,686)	(73,060)

NET INCREASE (DECREASE) IN NET ASSETS	(1,059,681)	79,749	(981,018)	347,382	(509,454)	43,754

NET ASSETS
Beginning of Year	1,086,757	1,007,008	1,005,017	657,635	575,863	532,109

End of Year	$27,076	$1,086,757	$23,999	$1,005,017	$66,409	$575,863

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Small-Cap Index		Small-Cap Value		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,866)	($1,426)	($2,142)	$2,019	($1,319)	($1,068)
Realized gain	20,075	616	145,860	2,213	4,284	849
Change in net unrealized appreciation (depreciation) on investments	(26,569)	46,034	(129,606)	110,508	4,319	13,285

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,360)	45,224	14,112	114,740	7,284	13,066

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,653	5,968	12,275	16,891	5,683	3,753
Transfers between variable and fixed accounts, net	(65,890)	(8,833)	(402,387)	(150,729)	13,956	8,512
Contract charges and deductions	(3,180)	(3,695)	(3,993)	(7,041)	(1,243)	(1,648)
Surrenders	(21,556)	(22,084)	(34,586)	(42,419)	(11,168)	(8,848)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	—	—	—	—
Other	(6)	36	53	14	(2)	(7)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(83,978)	(28,607)	(428,638)	(183,284)	7,226	1,762

NET INCREASE (DECREASE) IN NET ASSETS	(92,338)	16,617	(414,526)	(68,544)	14,510	14,828

NET ASSETS
Beginning of Year	228,045	211,428	507,065	575,609	78,236	63,408

End of Year	$135,707	$228,045	$92,539	$507,065	$92,746	$78,236

	Real Estate		Technology		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($4,917)	($975)	($1,018)	($930)	($187)	($5,919)
Realized gain (loss)	104,008	(19,211)	10,736	1,066	446,642	(23,804)
Change in net unrealized appreciation (depreciation) on investments	(71,864)	146,856	(14,186)	10,103	(560,721)	339,579

Net Increase (Decrease) in Net Assets Resulting from Operations	27,227	126,670	(4,468)	10,239	(114,266)	309,856

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,449	14,077	3,700	3,950	30,854	44,603
Transfers between variable and fixed accounts, net	(363,195)	(91,949)	(2,850)	1,880	(1,150,369)	(160,749)
Contract charges and deductions	(4,186)	(6,742)	(813)	(878)	(10,788)	(18,999)
Surrenders	(37,189)	(41,526)	(8,933)	(9,045)	(88,682)	(116,455)
Adjustments to net assets allocated to contracts in payout (annuitization) period	4	3	—	—	1	1
Other	27	4	(2)	2	(24)	249

Net Decrease in Net Assets Derived from Contract Owner Transactions	(391,090)	(126,133)	(8,898)	(4,091)	(1,219,008)	(251,350)

NET INCREASE (DECREASE) IN NET ASSETS	(363,863)	537	(13,366)	6,148	(1,333,274)	58,506

NET ASSETS
Beginning of Year	500,338	499,801	68,103	61,955	1,523,340	1,464,834

End of Year	$136,475	$500,338	$54,737	$68,103	$190,066	$1,523,340

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($163)	($9,375)	$13,155	$8,732	$16,542	$14,634
Realized gain (loss)	231,932	(84,446)	33,088	(49,807)	133,771	(172,587)
Change in net unrealized appreciation (depreciation) on investments	(226,961)	263,085	(36,953)	216,726	(173,079)	159,080

Net Increase (Decrease) in Net Assets Resulting from Operations	4,808	169,264	9,290	175,651	(22,766)	1,127

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	38,861	63,304	15,710	26,046	26,807	46,141
Transfers between variable and fixed accounts, net	(1,884,269)	(155,547)	(863,919)	(31,451)	(1,166,257)	(295,107)
Contract charges and deductions	(16,724)	(30,780)	(6,218)	(11,394)	(11,745)	(22,650)
Surrenders	(129,037)	(174,390)	(48,204)	(62,985)	(83,948)	(123,061)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	—	—	1	—
Other	170	22	98	(15)	103	35

Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,990,998)	(297,391)	(902,533)	(79,799)	(1,235,039)	(394,642)

NET INCREASE (DECREASE) IN NET ASSETS	(1,986,190)	(128,127)	(893,243)	95,852	(1,257,805)	(393,515)

NET ASSETS
Beginning of Year	2,161,108	2,289,235	918,764	822,912	1,388,808	1,782,323

End of Year	$174,918	$2,161,108	$25,521	$918,764	$131,003	$1,388,808

	American Funds		Pacific Dynamix -		Pacific Dynamix -
	Asset Allocation		Conservative Growth		Moderate Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,422	($2,519)	$1,642	$1,223	$3,290	$812
Realized gain (loss)	1,309	(1,127)	6,942	2,043	3,283	1,600
Change in net unrealized appreciation (depreciation) on investments	(7,983)	22,424	(5,496)	2,153	(9,671)	8,309

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,252)	18,778	3,088	5,419	(3,098)	10,721

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	51,279	41,409	26,386	21,578	89,580	44,679
Transfers between variable and fixed accounts, net	20,828	38,244	(10,540)	66,767	54,313	34,649
Contract charges and deductions	(2,427)	(2,684)	(829)	(2,429)	(2,872)	(878)
Surrenders	(20,324)	(10,843)	(9,543)	(2,810)	(9,952)	(3,426)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	5	(11)	(3)	(10)	(21)	(2)

Net Increase in Net Assets Derived from Contract Owner Transactions	49,361	66,115	5,471	83,096	131,048	75,022

NET INCREASE IN NET ASSETS	47,109	84,893	8,559	88,515	127,950	85,743

NET ASSETS
Beginning of Year	217,301	132,408	118,455	29,940	142,634	56,891

End of Year	$264,410	$217,301	$127,014	$118,455	$270,584	$142,634

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2011
	Pacific Dynamix -		Portfolio Optimization	Portfolio Optimization
	Growth		Conservative (1)	Moderate-Conservative (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$988	$127	$3,756	($626)
Realized gain (loss)	1,463	1,690	(4,328)	(8,180)
Change in net unrealized appreciation (depreciation) on investments	(8,080)	6,374	2,338	(53,390)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,629)	8,191	1,766	(62,196)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	54,573	21,912	68,935	79,286
Transfers between variable and fixed accounts, net	34,985	24,225	3,587,691	4,010,488
Contract charges and deductions	(992)	(598)	(35,559)	(37,579)
Surrenders	(7,871)	(2,414)	(261,830)	(219,840)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(1)	(66)
Other	(11)	(3)	(436)	(488)

Net Increase in Net Assets Derived from Contract Owner Transactions	80,684	43,122	3,358,800	3,831,801

NET INCREASE IN NET ASSETS	75,055	51,313	3,360,566	3,769,605

NET ASSETS
Beginning of Year or Period	92,443	41,130	—	—

End of Year or Period	$167,498	$92,443	$3,360,566	$3,769,605

	Portfolio Optimization		Portfolio Optimization	Portfolio Optimization
	Moderate(1)		Growth(1)	Aggressive-Growth(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($13,714)		($30,414)	($8,582)
Realized loss	(40,312)		(36,906)	(14,149)
Change in net unrealized depreciation on investments	(384,014)		(493,873)	(144,081)

Net Decrease in Net Assets Resulting from Operations	(438,040)		(561,193)	(166,812)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	268,347		184,748	14,928
Transfers between variable and fixed accounts, net	14,382,352		12,648,766	2,673,972
Contract charges and deductions	(114,195)		(84,111)	(18,868)
Surrenders	(696,961)		(486,334)	(111,534)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2		2	—
Other	(1,673)		(1,469)	(343)

Net Increase in Net Assets Derived from Contract Owner Transactions	13,837,872		12,261,602	2,558,155

NET INCREASE IN NET ASSETS	13,399,832		11,700,409	2,391,343

NET ASSETS
Beginning of Period	—		—	—

End of Period	$13,399,832		$11,700,409	$2,391,343

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Invesco V.I. Balanced-Risk		AllianceBernstein VPS Balanced		BlackRock Capital Appreciation
	Allocation Series II		Wealth Strategy Class B		V.I. Class III (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,478)	($919)	$1,043	$1,179	($6)	($—)
Realized gain (loss)	11,484	(1,156)	(529)	(839)	94	(1)
Change in net unrealized appreciation (depreciation) on investments	(654)	5,964	(6,504)	9,855	(304)	52

Net Increase (Decrease) in Net Assets Resulting from Operations	9,352	3,889	(5,990)	10,195	(216)	51

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,573	7,652	9,925	8,178	2,134	278
Transfers between variable and fixed accounts, net	141,518	(19,290)	(3,496)	16,248	2,126	139
Contract charges and deductions	(1,170)	(676)	(2,112)	(2,360)	(31)	(1)
Surrenders	(10,204)	(5,394)	(9,603)	(5,172)	(52)	(2)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(17)	(4)	(—)	—	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	141,700	(17,712)	(5,286)	16,894	4,177	415

NET INCREASE (DECREASE) IN NET ASSETS	151,052	(13,823)	(11,276)	27,089	3,961	466

NET ASSETS
Beginning of Year or Period	71,053	84,876	137,701	110,612	466	—

End of Year or Period	$222,105	$71,053	$126,425	$137,701	$4,427	$466

	BlackRock Global Allocation		Franklin Templeton VIP Founding		Franklin Templeton VIP Founding
	V.I. Class III		Funds Allocation Class 2 (2)		Funds Allocation Class 4

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,809	($6,122)	($10)	$8	($3,825)	$1,573
Realized gain (loss)	35,176	(7,138)	(11)	(—)	(624)	(4,080)
Change in net unrealized appreciation (depreciation) on investments	(137,825)	129,876	(18)	31	(3,709)	21,920

Net Increase (Decrease) in Net Assets Resulting from Operations	(88,840)	116,616	(39)	39	(8,158)	19,413

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	160,018	114,209	771	231	22,497	20,721
Transfers between variable and fixed accounts, net	67,012	(24,939)	717	230	10,001	15,220
Contract charges and deductions	(22,455)	(18,677)	(8)	(1)	(3,786)	(3,722)
Surrenders	(116,399)	(86,372)	(14)	(6)	(20,236)	(12,820)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(15)	(8)	—	(—)	(3)	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	88,161	(15,787)	1,466	454	8,473	19,401

NET INCREASE (DECREASE) IN NET ASSETS	(679)	100,829	1,427	493	315	38,814

NET ASSETS
Beginning of Year or Period	1,631,523	1,530,694	493	—	257,780	218,966

End of Year or Period	$1,630,844	$1,631,523	$1,920	$493	$258,095	$257,780

(1)	Operations commenced on June 14, 2010.

(2)	Operations commenced on June 1, 2010.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2010	2010
	Mutual Global Discovery		Templeton Global Bond		GE Investments Total
	Securities Class 2 (1)		Securities Class 2 (2)		Return Class 3

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$42	$2	$7	($—)	$881	$288
Realized gain (loss)	83	(1)	(—)	—	(1,212)	(316)
Change in net unrealized appreciation (depreciation) on investments	(235)	29	(33)	1	(9,363)	10,941

Net Increase (Depreciation) in Net Assets Resulting from Operations	(110)	30	(26)	1	(9,694)	10,913

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,618	380	279	9	52,013	38,656
Transfers between variable and fixed accounts, net	3,583	248	545	28	36,453	47,880
Contract charges and deductions	(40)	(1)	(1)	(—)	(2,060)	(1,271)
Surrenders	(82)	(2)	(4)	(—)	(9,160)	(4,878)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	1	(—)	1	(1)	13	(14)

Net Increase in Net Assets Derived from Contract Owner Transactions	7,080	625	820	36	77,259	80,373

NET INCREASE IN NET ASSETS	6,970	655	794	37	67,565	91,286

NET ASSETS
Beginning of Year or Period	655	—	37	—	151,518	60,232

End of Year or Period	$7,625	$655	$831	$37	$219,083	$151,518

	Lord Abbett International		Lord Abbett Total		MFS Investors Growth Stock
	Core Equity Class VC (1)		Return Class VC (1)		Series - Service Class (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13	$—	$195	$15	($1)	($—)
Realized gain (loss)	(3)	1	164	17	(12)	—
Change in net unrealized appreciation (depreciation) on investments	(294)	26	66	(30)	(2)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(284)	27	425	2	(15)	—

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,570	189	5,590	734	91	—
Transfers between variable and fixed accounts, net	1,549	150	5,829	427	316	1
Contract charges and deductions	(21)	(—)	(67)	(1)	(—)	—
Surrenders	(37)	(1)	(162)	(4)	(1)	—
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(1)	(—)	(1)	(1)	1	—

Net Increase in Net Assets Derived from Contract Owner Transactions	3,060	338	11,189	1,155	407	1

NET INCREASE IN NET ASSETS	2,776	365	11,614	1,157	392	1

NET ASSETS
Beginning of Year or Period	365	—	1,157	—	1	—

End of Year or Period	$3,141	$365	$12,771	$1,157	$393	$1

(1)	Operations commenced on June 14, 2010.

(2)	Operations commenced on June 15, 2010.

(3)	Operations commenced on November 15, 2010.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	MFS Total Return		MFS Value		PIMCO Global
	Series - Service Class(1)		Series - Service Class(2)		Multi-Asset - Advisor Class(3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$55		$17	($1)	$404	$1,180
Realized gain (loss)	(39)		10	—	925	63
Change in net unrealized appreciation (depreciation) on investments	153		(10)	48	(13,102)	3,337

Net Increase (Decrease) in Net Assets Resulting from Operations	169		17	47	(11,773)	4,580

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,340		3,181	372	24,314	9,142
Transfers between variable and fixed accounts, net	7,377		3,274	211	159,052	74,005
Contract charges and deductions	(24)		(39)	(1)	(1,964)	(243)
Surrenders	(332)		(79)	(2)	(14,423)	(2,020)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—	—	—	—
Other	(7)		(1)	(—)	(9)	(9)

Net Increase in Net Assets Derived from Contract Owner Transactions	11,354		6,336	580	166,970	80,875

NET INCREASE IN NET ASSETS	11,523		6,353	627	155,197	85,455

NET ASSETS
Beginning of Year or Period	—		627	—	85,455	—

End of Year or Period	$11,523		$6,980	$627	$240,652	$85,455

	Jennison Class II		Value Class II		SP International Growth Class II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($5)	($6)	($3)	($5)	($4)	($2)
Realized gain (loss)	28	40	11	4	7	(4)
Change in net unrealized appreciation (depreciation) on investments	(26)	(9)	(33)	35	(66)	49

Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	25	(25)	34	(63)	43

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	1	—	—
Transfers between variable and fixed accounts, net	(11)	(34)	—	(12)	—	—
Contract charges and deductions	(—)	(—)	(52)	(8)	(36)	(—)
Surrenders	(41)	(61)	(37)	(43)	(32)	(7)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	—	—	(1)	(2)	—	(—)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(52)	(95)	(90)	(64)	(68)	(7)

NET INCREASE (DECREASE) IN NET ASSETS	(55)	(70)	(115)	(30)	(131)	36

NET ASSETS
Beginning of Year	331	401	344	374	399	363

End of Year	$276	$331	$229	$344	$268	$399

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on June 14, 2010.

(3)	Operations commenced on May 3, 2010.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	SP Prudential		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	U.S. Emerging Growth Class II		Core Bond Class 1		Equity Index Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4)	($3)	$31	$29	$2	$2
Realized gain (loss)	3	(4)	21	16	2	(1)
Change in net unrealized appreciation (depreciation) on investments	1	49	(9)	46	(2)	28

Net Increase in Net Assets Resulting from Operations	—	42	43	91	2	29

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	5	132	—	—
Transfers between variable and fixed accounts, net	—	—	23	13	149	(24)
Contract charges and deductions	(—)	(—)	(212)	(31)	(1)	(28)
Surrenders	(5)	(28)	(106)	(260)	(166)	(31)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(—)	(1)	2	2	—	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(5)	(29)	(288)	(144)	(18)	(83)

NET INCREASE (DECREASE) IN NET ASSETS	(5)	13	(245)	(53)	(16)	(54)

NET ASSETS
Beginning of Year	277	264	1,058	1,111	247	301

End of Year	$272	$277	$813	$1,058	$231	$247

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	U.S. Equity Class 1		Mid Cap Value Class 1		Intrepid Growth Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$174	($156)	($—)	($—)	($—)	($1)
Realized gain (loss)	(1,719)	(3,905)	(28)	(35)	15	(—)
Change in net unrealized appreciation (depreciation) on investments	1,414	8,997	27	64	(13)	15

Net Increase (Decrease) in Net Assets Resulting from Operations	(131)	4,936	(1)	29	2	14

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	63	206	—	—	—	19
Transfers between variable and fixed accounts, net	(36,219)	(11,470)	(3)	—	(—)	6
Contract charges and deductions	(330)	(808)	(8)	(1)	(41)	(1)
Surrenders	(3,264)	(3,223)	(59)	(32)	(20)	(33)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	5	1	—	3	—	2

Net Decrease in Net Assets Derived from Contract Owner Transactions	(39,745)	(15,294)	(70)	(30)	(61)	(7)

NET INCREASE (DECREASE) IN NET ASSETS	(39,876)	(10,358)	(71)	(1)	(59)	7

NET ASSETS
Beginning of Year	39,951	50,309	164	165	135	128

End of Year	$75	$39,951	$93	$164	$76	$135

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2011	2010
	JPMorgan Insurance Trust
	Mid Cap Growth Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2)	($2)
Realized loss	(—)	(4)
Change in net unrealized appreciation (depreciation) on investments	(6)	32

Net Increase (Decrease) in Net Assets Resulting from Operations	(8)	26

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	19
Transfers between variable and fixed accounts, net	—	—
Contract charges and deductions	(10)	(—)
Surrenders	(21)	(14)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—
Other	(1)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(32)	6

NET INCREASE (DECREASE) IN NET ASSETS	(40)	32

NET ASSETS
Beginning of Year	136	104

End of Year	$96	$136

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
	Units	Net					Investment
Variable Accounts	Outstanding	Assets	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	(in 000’s) (1)	(in 000’s) (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Cash Management
2011	33,094	$377,842	$9.45	$12.88	0.40%	2.00%	0.00%	(1.98%)	(0.40%)
2010	36,209	421,319	9.63	13.06	0.40%	2.00%	0.01%	(2.03%)	(0.45%)
2009	49,269	584,026	9.83	13.25	0.40%	2.00%	0.23%	(1.81%)	(0.23%)
2008	84,229	1,014,314	10.00	13.41	0.40%	2.00%	2.26%	0.33%	1.95%
2007	51,227	626,894	10.32	13.29	0.40%	2.00%	4.84%	2.90%	4.57%

Diversified Bond
2011	6,848	$80,311	$10.03	$12.55	0.40%	2.00%	4.08%	3.85%	5.52%
2010	244,751	2,747,532	10.58	11.89	0.40%	2.00%	3.17%	5.91%	7.61%
2009	182,769	1,929,492	10.25	11.05	0.40%	2.00%	3.58%	11.88%	13.68%
2008	186,111	1,750,068	9.10	9.72	0.40%	2.00%	3.91%	(9.63%)	(8.17%)
2007	183,313	1,901,502	10.01	10.59	0.40%	2.00%	5.01%	(0.70%)	0.91%

Floating Rate Loan
2011	7,503	$66,371	$8.64	$10.32	0.40%	2.00%	10.89%	0.48%	2.10%
2010	110,822	971,110	8.60	10.50	0.40%	2.00%	4.76%	5.15%	6.85%
2009	107,641	892,571	8.18	9.13	0.40%	2.00%	4.77%	21.85%	23.81%
2008	91,039	616,200	6.71	7.42	0.40%	2.00%	7.16%	(30.68%)	(29.56%)
05/02/2007 - 12/31/2007	74,807	726,576	9.68	9.79	0.40%	2.00%	6.52%	(3.03%)	(2.87%)

High Yield Bond
2011	13,036	$214,965	$9.71	$18.90	0.40%	2.00%	8.81%	1.37%	3.00%
2010	62,501	997,803	11.12	18.53	0.40%	2.00%	7.74%	12.26%	14.07%
2009	66,629	953,674	10.46	16.41	0.40%	2.00%	8.52%	37.11%	39.31%
2008	50,328	535,188	7.62	11.89	0.40%	2.00%	8.49%	(23.74%)	(22.51%)
2007	45,260	642,041	10.00	15.50	0.40%	2.00%	7.59%	0.40%	2.03%

Inflation Managed
2011	23,093	$446,498	$10.02	$23.15	0.40%	2.00%	2.65%	9.64%	11.41%
2010	239,677	4,108,323	10.59	20.99	0.40%	2.00%	2.01%	6.62%	8.34%
2009	238,792	3,872,342	10.15	19.57	0.40%	2.00%	3.99%	18.41%	20.32%
2008	258,506	3,600,601	8.51	16.43	0.40%	2.00%	2.78%	(11.14%)	(9.70%)
2007	267,549	4,298,954	10.76	18.37	0.40%	2.00%	4.30%	7.95%	9.70%

Inflation Protected (6)
05/03/2011 - 12/31/2011	1,394	$14,911	$10.08	$10.78	0.40%	2.00%	8.05%	6.85%	6.85%

Managed Bond
2011	33,235	$640,898	$9.97	$22.91	0.40%	2.00%	2.00%	1.79%	3.43%
2010	283,102	5,159,549	10.64	22.37	0.40%	2.00%	3.69%	6.80%	8.53%
2009	231,242	3,983,944	11.16	20.82	0.40%	2.00%	6.62%	18.61%	20.53%
2008	242,658	3,588,555	9.41	17.45	0.40%	2.00%	4.42%	(3.65%)	(2.10%)
2007	245,486	3,860,497	10.76	18.00	0.40%	2.00%	4.50%	6.37%	8.10%

Short Duration Bond
2011	12,870	$136,560	$9.93	$11.75	0.40%	2.00%	1.46%	(1.12%)	0.47%
2010	135,177	1,443,392	10.15	11.69	0.40%	2.00%	1.53%	1.36%	2.99%
2009	124,976	1,310,907	10.02	11.35	0.40%	2.00%	2.90%	6.51%	8.22%
2008	148,056	1,452,952	9.34	10.49	0.40%	2.00%	3.83%	(6.97%)	(5.47%)
2007	137,060	1,440,945	10.29	11.10	0.40%	2.00%	4.47%	2.39%	4.05%

American Funds Growth
2011	12,321	$135,059	$8.47	$12.52	0.40%	2.00%	0.06%	(6.54%)	(5.04%)
2010 (7)	73,533	870,518	9.05	13.18	0.40%	2.00%	0.00%	15.92%	17.79%
2009	79,831	816,556	7.81	11.19	0.40%	2.00%	0.10%	36.12%	38.31%
2008	141,837	1,070,747	5.73	8.09	0.40%	2.00%	0.62%	(45.30%)	(44.41%)
2007	101,316	1,412,128	10.82	14.55	0.40%	2.00%	0.43%	9.70%	11.48%

American Funds Growth-Income
2011	13,767	$139,102	$8.43	$11.29	0.40%	2.00%	0.21%	(4.17%)	(2.63%)
2010 (7)	119,157	1,253,641	8.74	11.59	0.40%	2.00%	0.00%	8.83%	10.58%
2009	140,391	1,356,955	7.98	10.48	0.40%	2.00%	1.24%	28.15%	30.22%
2008	138,531	1,046,806	6.19	8.05	0.40%	2.00%	1.32%	(39.31%)	(38.33%)
2007	150,512	1,887,291	10.13	13.06	0.40%	2.00%	1.37%	2.57%	4.24%

Comstock
2011	7,988	$78,081	$8.17	$11.47	0.40%	2.00%	0.80%	(4.04%)	(2.50%)
2010	201,104	2,023,341	8.45	11.76	0.40%	2.00%	1.25%	13.14%	14.96%
2009	218,605	1,941,593	7.42	10.23	0.40%	2.00%	1.47%	26.13%	28.16%
2008	193,586	1,363,320	5.85	7.98	0.40%	2.00%	2.05%	(38.05%)	(37.04%)
2007	211,667	2,415,367	9.38	12.68	0.40%	2.00%	1.62%	(4.94%)	(3.40%)

See Notes to Financial Statements	See explanation of references on page H-27

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Units	Net					Investment
Variable Accounts	Outstanding	Assets	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	(in 000’s) (1)	(in 000’s) (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Dividend Growth
2011	10,331	$110,860	$8.58	$11.54	0.40%	2.00%	0.75%	1.23%	2.86%
2010	92,697	969,624	8.42	11.22	0.40%	2.00%	1.13%	8.58%	10.33%
2009	42,956	415,633	7.71	10.17	0.40%	2.00%	1.41%	29.78%	31.87%
2008	80,959	603,641	5.90	7.71	0.40%	2.00%	1.02%	(40.28%)	(39.31%)
2007	106,191	1,335,806	9.81	12.77	0.40%	2.00%	0.72%	(0.82%)	0.79%

Equity Index
2011	12,411	$210,703	$8.93	$20.66	0.40%	2.00%	0.63%	(0.19%)	1.42%
2010	135,511	1,880,024	8.89	20.57	0.40%	2.00%	1.64%	12.54%	14.35%
2009	240,021	2,960,908	7.85	18.17	0.40%	2.00%	2.08%	23.86%	25.86%
2008	110,236	1,145,265	6.30	14.58	0.40%	2.00%	2.33%	(38.59%)	(37.60%)
2007	62,460	1,135,208	10.19	23.61	0.40%	2.00%	1.71%	3.13%	4.81%

Focused 30
2011	5,618	$63,410	$6.98	$17.39	0.40%	2.00%	0.00%	(11.48%)	(10.06%)
2010	7,203	90,989	7.88	19.33	0.40%	2.00%	0.00%	8.16%	9.91%
2009	10,266	123,805	7.28	17.59	0.40%	2.00%	0.00%	47.45%	49.83%
2008	35,531	291,656	4.94	11.74	0.40%	2.00%	0.06%	(51.13%)	(50.34%)
2007	15,077	253,725	12.31	23.64	0.40%	2.00%	0.41%	29.22%	31.31%

Growth LT
2011	9,589	$179,017	$8.26	$21.96	0.40%	2.00%	0.30%	(7.92%)	(6.43%)
2010	85,904	1,272,964	8.97	23.71	0.40%	2.00%	1.10%	9.04%	10.80%
2009	91,175	1,257,878	8.22	21.61	0.40%	2.00%	1.07%	34.57%	36.74%
2008	89,969	945,847	6.10	15.96	0.40%	2.00%	0.55%	(42.13%)	(41.19%)
2007	72,629	1,397,014	11.07	27.42	0.40%	2.00%	0.44%	13.33%	15.16%

Large-Cap Growth
2011	11,954	$83,920	$6.33	$11.40	0.40%	2.00%	0.00%	(0.93%)	0.67%
2010	176,154	1,275,265	6.37	11.36	0.40%	2.00%	0.00%	12.26%	14.07%
2009	188,272	1,200,922	5.66	8.82	0.40%	2.00%	0.07%	37.72%	39.94%
2008	103,892	474,458	4.10	6.39	0.40%	2.00%	0.00%	(51.46%)	(50.67%)
2007	98,533	914,344	8.43	13.13	0.40%	2.00%	0.00%	19.21%	21.14%

Large-Cap Value
2011	15,084	$185,630	$8.72	$13.59	0.40%	2.00%	1.00%	2.65%	4.30%
2010	246,305	2,790,926	8.44	13.16	0.40%	2.00%	1.50%	6.92%	8.65%
2009	279,552	2,974,680	7.84	12.24	0.40%	2.00%	2.23%	20.69%	22.64%
2008	207,482	1,849,542	6.45	10.08	0.40%	2.00%	1.81%	(36.09%)	(35.06%)
2007	191,383	2,720,282	10.03	15.68	0.40%	2.00%	1.28%	1.48%	3.12%

Long/Short Large-Cap
2011	1,564	$13,671	$8.47	$10.58	0.40%	2.00%	0.23%	(4.48%)	(1.85%)
2010	163,658	1,484,842	8.87	10.97	0.40%	2.00%	0.83%	10.00%	11.78%
2009	168,564	1,383,430	8.06	8.36	0.40%	2.00%	0.88%	25.03%	27.05%
05/02/2008 - 12/31/2008	104,216	680,841	6.44	6.58	0.40%	2.00%	0.95%	(35.90%)	(35.21%)

Main Street Core
2011	16,681	$245,705	$8.83	$17.01	0.40%	2.00%	0.46%	(1.51%)	0.08%
2010	89,261	1,140,178	8.91	17.17	0.40%	2.00%	0.85%	13.84%	15.68%
2009	97,764	1,080,991	7.77	14.99	0.40%	2.00%	1.40%	26.79%	28.84%
2008	136,027	1,194,518	6.09	11.75	0.40%	2.00%	1.39%	(40.08%)	(39.11%)
2007	141,484	2,137,237	10.10	19.50	0.40%	2.00%	1.27%	2.32%	3.98%

Mid-Cap Equity
2011	10,288	$187,048	$8.71	$20.90	0.40%	2.00%	0.19%	(7.27%)	(5.77%)
2010	100,438	1,763,411	9.37	22.41	0.40%	2.00%	0.96%	21.05%	23.00%
2009	114,079	1,678,432	7.69	18.40	0.40%	2.00%	0.94%	36.89%	39.10%
2008	223,293	2,440,178	5.58	13.36	0.40%	2.00%	1.62%	(40.21%)	(39.24%)
2007	204,995	3,935,195	9.28	22.21	0.40%	2.00%	0.79%	(4.10%)	(2.54%)

Mid-Cap Growth
2011	14,147	$143,891	$8.04	$12.83	0.40%	2.00%	0.00%	(9.63%)	(8.18%)
2010	102,177	1,166,351	9.91	14.17	0.40%	2.00%	0.18%	30.68%	32.78%
2009	121,699	1,054,843	7.56	10.81	0.40%	2.00%	0.37%	56.18%	58.69%
2008	95,372	524,095	4.83	6.91	0.40%	2.00%	0.11%	(49.39%)	(48.57%)
2007	121,631	1,307,108	9.52	13.61	0.40%	2.00%	0.46%	20.47%	22.42%

Mid-Cap Value
2011	1,877	$27,076	$8.53	$14.97	0.40%	2.00%	5.30%	(7.55%)	(6.06%)
2010	69,489	1,086,757	11.64	15.94	0.40%	2.00%	1.04%	18.80%	20.72%
05/01/2009 - 12/31/2009	76,857	1,007,008	13.06	13.20	0.40%	2.00%	0.96%	30.61%	32.01%

Small-Cap Equity
2011	1,747	$23,999	$8.91	$15.78	0.40%	2.00%	0.32%	(5.29%)	(3.76%)
2010	68,546	1,005,017	10.98	16.40	0.40%	2.00%	0.76%	17.73%	19.63%
2009	52,736	657,635	9.32	13.71	0.40%	2.00%	0.73%	27.64%	29.70%
2008	58,025	568,979	7.30	10.57	0.40%	2.00%	0.60%	(27.58%)	(26.41%)
2007	29,618	405,731	10.25	14.36	0.40%	2.00%	0.28%	3.93%	5.61%

See Notes to Financial Statements	See explanation of references on page H-27

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Units	Net					Investment
Variable Accounts	Outstanding	Assets	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	(in 000’s) (1)	(in 000’s) (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Small-Cap Growth
2011	5,606	$66,409	$9.33	$13.10	0.40%	2.00%	0.00%	(5.01%)	(3.48%)
2010	46,036	575,863	10.53	13.74	0.40%	2.00%	0.00%	23.52%	25.51%
2009	52,672	532,109	8.47	11.08	0.40%	2.00%	0.00%	44.52%	46.85%
2008	70,481	492,787	5.82	7.64	0.40%	2.00%	0.00%	(48.16%)	(47.32%)
2007	54,546	738,267	11.16	14.69	0.40%	2.00%	0.00%	12.81%	14.64%

Small-Cap Index
2011	8,972	$135,707	$8.65	$16.07	0.40%	2.00%	0.49%	(6.40%)	(4.89%)
2010	14,121	228,045	9.54	17.07	0.40%	2.00%	0.84%	23.92%	25.92%
2009	16,143	211,428	7.65	13.69	0.40%	2.00%	1.17%	25.65%	27.68%
2008	18,261	190,945	6.05	10.83	0.40%	2.00%	1.06%	(36.32%)	(35.29%)
2007	68,229	1,107,860	9.43	16.91	0.40%	2.00%	1.53%	(3.97%)	(2.41%)

Small-Cap Value
2011	4,627	$92,539	$9.21	$25.06	0.40%	2.00%	0.79%	0.28%	1.90%
2010	25,650	507,065	10.64	24.59	0.40%	2.00%	1.92%	22.86%	24.84%
2009	35,478	575,609	8.65	19.70	0.40%	2.00%	2.70%	24.66%	26.67%
2008	26,451	355,593	6.94	15.55	0.40%	2.00%	2.51%	(29.65%)	(28.51%)
2007	24,163	481,162	9.86	21.76	0.40%	2.00%	1.97%	1.08%	2.72%

Health Sciences
2011	5,788	$92,746	$9.42	$18.69	0.40%	2.00%	0.00%	9.73%	11.49%
2010	5,377	78,236	11.48	16.98	0.40%	2.00%	0.00%	20.90%	22.85%
2009	5,318	63,408	9.49	13.99	0.40%	2.00%	0.12%	24.71%	26.72%
2008	6,193	59,392	7.61	11.18	0.40%	2.00%	1.12%	(29.59%)	(28.45%)
2007	7,692	105,009	10.81	15.82	0.40%	2.00%	0.00%	14.15%	16.00%

Real Estate
2011	5,846	$136,475	$7.87	$33.69	0.40%	2.00%	0.00%	4.03%	5.70%
2010	22,895	500,338	7.52	32.20	0.40%	2.00%	1.32%	27.96%	30.02%
2009	28,624	499,801	5.84	25.01	0.40%	2.00%	2.14%	29.65%	31.75%
2008	26,092	371,228	4.47	19.17	0.40%	2.00%	3.37%	(41.18%)	(40.23%)
2007	30,703	811,165	7.55	32.40	0.40%	2.00%	1.10%	(17.83%)	(16.50%)

Technology
2011	7,694	$54,737	$5.39	$11.13	0.40%	2.00%	0.00%	(6.78%)	(5.28%)
2010	9,239	68,103	5.77	11.91	0.40%	2.00%	0.00%	19.10%	21.02%
2009	10,200	61,955	4.83	9.97	0.40%	2.00%	0.00%	49.55%	51.96%
2008	8,023	31,854	3.22	6.65	0.40%	2.00%	0.11%	(52.60%)	(51.83%)
2007	11,998	101,264	6.78	14.00	0.40%	2.00%	0.05%	20.59%	22.54%

Emerging Markets
2011	7,631	$190,066	$7.94	$47.95	0.40%	2.00%	1.50%	(19.59%)	(18.29%)
2010	47,306	1,523,340	11.76	58.68	0.40%	2.00%	1.09%	24.51%	26.51%
2009	55,794	1,464,834	9.44	46.39	0.40%	2.00%	0.91%	81.14%	84.06%
2008	57,755	864,882	5.21	25.20	0.40%	2.00%	1.58%	(48.72%)	(47.89%)
2007	58,327	1,800,752	13.07	48.37	0.40%	2.00%	1.13%	30.45%	32.56%

International Large-Cap
2011	17,404	$174,918	$8.01	$15.29	0.40%	2.00%	1.51%	(11.89%)	(10.48%)
2010	186,193	2,161,108	9.09	17.08	0.40%	2.00%	1.08%	8.19%	9.94%
2009	213,871	2,289,235	8.40	15.53	0.40%	2.00%	1.62%	30.97%	33.08%
2008	224,083	1,829,644	6.41	11.67	0.40%	2.00%	2.21%	(36.64%)	(35.61%)
2007	219,222	2,821,428	10.46	18.13	0.40%	2.00%	1.42%	7.09%	8.82%

International Small-Cap
2011	3,453	$25,521	$7.06	$10.45	0.40%	2.00%	4.37%	(14.00%)	(12.62%)
2010	108,088	918,764	8.20	12.01	0.40%	2.00%	2.59%	22.39%	24.36%
2009	119,004	822,912	6.69	7.74	0.40%	2.00%	1.47%	27.70%	29.76%
2008	102,125	550,905	5.21	6.05	0.40%	2.00%	2.15%	(48.88%)	(48.05%)
2007	92,643	974,615	10.12	11.80	0.40%	2.00%	1.20%	2.65%	4.31%

International Value
2011	14,084	$131,003	$5.70	$10.52	0.40%	2.00%	3.69%	(14.63%)	(13.25%)
2010	135,322	1,388,808	6.67	12.25	0.40%	2.00%	2.52%	0.56%	2.18%
2009	173,369	1,782,323	6.63	12.11	0.40%	2.00%	2.08%	25.47%	27.49%
2008	231,729	1,920,837	5.29	9.59	0.40%	2.00%	3.07%	(48.82%)	(47.99%)
2007	201,230	3,360,783	10.31	18.63	0.40%	2.00%	2.26%	4.13%	5.82%

American Funds Asset Allocation
2011	18,822	$264,410	$9.32	$14.51	0.40%	2.00%	3.26%	(1.07%)	0.52%
2010	15,364	217,301	14.00	14.43	0.40%	2.00%	0.00%	9.82%	11.59%
02/02/2009 - 12/31/2009	10,338	132,408	12.75	12.93	0.40%	2.00%	3.49%	26.55%	28.17%

Pacific Dynamix — Conservative Growth
2011	10,215	$127,014	$9.75	$12.83	0.40%	2.00%	2.85%	0.88%	2.51%
2010	9,640	118,455	10.76	12.52	0.40%	2.00%	3.65%	8.10%	9.84%
05/04/2009 - 12/31/2009	2,645	29,940	11.27	11.39	0.40%	2.00%	3.24%	11.40%	11.67%

See Notes to Financial Statements	See explanation of references on page H-27

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Units	Net					Investment
Variable Accounts	Outstanding	Assets	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	(in 000’s) (1)	(in 000’s) (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Pacific Dynamix — Moderate Growth
2011	21,119	$270,584	$9.37	$13.31	0.40%	2.00%	3.00%	(1.51%)	0.08%
2010	10,923	142,634	10.91	13.30	0.40%	2.00%	2.32%	9.71%	11.48%
05/04/2009 - 12/31/2009	4,804	56,891	11.80	11.93	0.40%	2.00%	2.66%	15.15%	16.14%

Pacific Dynamix — Growth
2011	12,686	$167,498	$9.05	$13.74	0.40%	2.00%	2.17%	(3.79%)	(2.24%)
2010	6,694	92,443	11.09	14.06	0.40%	2.00%	1.67%	11.57%	13.37%
05/04/2009 - 12/31/2009	3,340	41,130	12.27	12.40	0.40%	2.00%	1.73%	19.36%	19.36%

Portfolio Optimization Conservative (6)
05/02/2011 - 12/31/2011	341,261	$3,360,566	$9.82	$10.16	0.40%	2.00%	1.74%	(1.60%)	(1.28%)

Portfolio Optimization Moderate-Conservative (6)
05/02/2011 - 12/31/2011	393,511	$3,769,605	$9.55	$10.21	0.40%	2.00%	1.45%	(4.30%)	(3.99%)

Portfolio Optimization Moderate (6)
05/02/2011 - 12/31/2011	1,439,820	$13,399,832	$9.28	$10.28	0.40%	2.00%	1.30%	(7.15%)	(6.72%)

Portfolio Optimization Growth (6)
05/02/2011 - 12/31/2011	1,292,978	$11,700,409	$9.02	$10.36	0.40%	2.00%	1.01%	(9.59%)	(9.44%)

Portfolio Optimization Aggressive-Growth (6)
05/03/2011 - 12/31/2011	272,597	$2,391,343	$8.74	$10.42	0.40%	2.00%	0.85%	(11.81%)	(11.67%)

Invesco V.I Balanced-Risk Allocation Series II
2011	15,070	$222,105	$9.93	$15.27	0.40%	2.00%	0.27%	8.43%	10.17%
2010	5,240	71,053	10.73	13.86	0.40%	2.00%	0.21%	7.16%	8.88%
02/06/2009 - 12/31/2009	6,740	84,876	12.54	12.73	0.40%	2.00%	4.34%	22.42%	25.00%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2011	14,034	$126,425	$8.81	$10.38	0.40%	2.00%	2.25%	(4.97%)	(3.44%)
2010	14,622	137,701	9.27	10.79	0.40%	2.00%	2.49%	8.11%	9.86%
2009	12,781	110,612	8.57	8.82	0.40%	2.00%	0.89%	21.99%	23.95%
05/01/2008 - 12/31/2008	7,532	53,168	7.02	7.12	0.40%	2.00%	2.60%	(29.31%)	(29.31%)

BlackRock Capital Appreciation V.I. Class III
2011	440	$4,427	$8.77	$11.15	0.75%	1.50%	0.60%	(9.93%)	(9.75%)
06/14/2010 - 12/31/2010	38	466	12.34	12.36	0.75%	0.95%	0.57%	20.48%	20.48%

BlackRock Global Allocation V.I. Class III
2011	168,924	$1,630,844	$8.95	$10.30	0.40%	2.00%	2.33%	(5.54%)	(4.02%)
2010	160,465	1,631,523	10.01	10.77	0.40%	2.00%	1.12%	7.59%	9.32%
2009	162,804	1,530,694	9.30	9.58	0.40%	2.00%	2.17%	18.52%	20.43%
05/01/2008 - 12/31/2008	100,003	789,375	7.84	7.96	0.40%	2.00%	6.64%	(21.26%)	(20.97%)

Franklin Templeton VIP Founding Funds Allocation Class 2
2011	188	$1,920	$9.60	$10.54	0.75%	1.50%	0.01%	(2.47%)	(2.28%)
06/01/2010 - 12/31/2010	46	493	10.76	10.78	0.75%	0.95%	5.19%	14.59%	14.59%

Franklin Templeton VIP Founding Funds Allocation Class 4
2011	28,991	$258,095	$8.71	$10.52	0.40%	2.00%	0.02%	(3.62%)	(2.06%)
2010	28,087	257,780	9.03	9.46	0.40%	2.00%	2.17%	8.06%	9.80%
2009	25,921	218,966	8.36	8.61	0.40%	2.00%	3.01%	27.49%	29.55%
05/01/2008 - 12/31/2008	16,549	109,093	6.55	6.65	0.40%	2.00%	7.92%	(34.08%)	(33.97%)

Mutual Global Discovery Securities Class 2
2011	740	$7,625	$9.49	$10.90	0.75%	1.50%	2.11%	(3.88%)	(3.68%)
06/14/2010 - 12/31/2010	58	655	11.31	11.32	0.75%	0.95%	1.97%	11.09%	11.09%

Templeton Global Bond Securities Class 2
2011	81	$831	$9.79	$10.82	0.75%	1.50%	3.24%	(1.81%)	(1.61%)
06/15/2010 - 12/31/2010	3	37	10.99	11.00	0.75%	0.95%	0.00%	8.02%	8.02%

GE Investments Total Return Class 3
2011	17,192	$219,083	$9.07	$13.27	0.40%	2.00%	1.84%	(5.01%)	(3.48%)
2010	11,244	151,518	10.70	13.75	0.40%	2.00%	1.66%	7.20%	8.93%
02/02/2009 - 12/31/2009	4,816	60,232	12.44	12.62	0.40%	2.00%	3.44%	23.94%	25.40%

Lord Abbett International Core Equity Class VC
2011	330	$3,141	$8.48	$10.43	0.75%	1.50%	1.90%	(14.28%)	(14.11%)
06/14/2010 - 12/31/2010	30	365	12.13	12.14	0.75%	0.95%	1.42%	18.52%	18.52%

Lord Abbett Total Return Class VC
2011	1,162	$12,771	$10.71	$11.17	0.75%	1.50%	4.42%	7.75%	7.96%
06/14/2010 - 12/31/2010	112	1,157	10.34	10.35	0.75%	0.95%	6.57%	3.30%	3.30%

MFS Investors Growth Stock Series - Service Class
2011	37	$393	$9.80	$11.81	0.75%	1.50%	0.33%	(0.38%)	(0.38%)
11/15/2010 - 12/31/2010	See Note (8)	1	11.85	11.85	0.75%	0.75%	0.00%	5.18%	5.18%

See Notes to Financial Statements	See explanation of references on page H-27

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Units	Net					Investment
Variable Accounts	Outstanding	Assets	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	(in 000’s) (1)	(in 000’s) (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

MFS Total Return Series — Service Class (6)
05/02/2011 - 12/31/2011	1,212	$11,523	$9.47	$10.42	0.40%	2.00%	3.13%	(5.12%)	(5.12%)

MFS Value Series — Service Class
2011	654	$6,980	$9.71	$11.44	0.75%	1.50%	1.52%	(1.41%)	(1.21%)
06/14/2010 - 12/31/2010	54	627	11.57	11.58	0.75%	0.95%	0.00%	13.98%	13.98%

PIMCO Global Multi-Asset — Advisor Class
2011	23,249	$240,652	$9.07	$10.55	0.40%	2.00%	1.77%	(3.74%)	(2.19%)
05/03/2010 - 12/31/2010	7,983	85,455	10.67	10.79	0.40%	2.00%	5.94%	6.73%	7.33%

Jennison Class II
2011	24	$276	$11.32	$11.74	1.40%	1.75%	0.00%	(1.82%)	(1.47%)
2010	29	331	11.53	11.92	1.40%	1.75%	0.02%	9.52%	9.90%
2009	38	401	10.53	10.84	1.40%	1.75%	0.28%	40.11%	40.60%
2008	42	320	7.52	7.71	1.40%	1.75%	0.07%	(38.64%)	(38.43%)
2007	46	568	12.25	12.52	1.40%	1.75%	0.00%	9.61%	10.00%

Value Class II
2011	18	$229	$12.30	$12.75	1.40%	1.75%	0.56%	(7.52%)	(7.19%)
2010	26	344	13.30	13.74	1.40%	1.75%	0.33%	11.42%	11.81%
2009	31	374	11.94	12.29	1.40%	1.75%	1.59%	38.94%	39.42%
2008	38	334	8.59	8.82	1.40%	1.75%	1.46%	(43.56%)	(43.36%)
2007	50	771	15.22	15.56	1.40%	1.75%	0.99%	1.03%	1.39%

SP International Growth Class II
2011	23	$268	$11.34	$11.76	1.40%	1.75%	0.48%	(16.78%)	(16.49%)
2010	29	399	13.63	14.08	1.40%	1.75%	1.18%	11.84%	12.23%
2009	30	363	12.18	12.54	1.40%	1.75%	1.30%	34.07%	34.54%
2008	32	290	9.09	9.32	1.40%	1.75%	1.37%	(51.35%)	(51.18%)
2007	37	704	18.68	19.10	1.40%	1.75%	0.37%	17.05%	17.46%

SP Prudential U.S. Emerging Growth Class II
2011	16	$272	$17.04	$17.67	1.40%	1.75%	0.22%	0.00%	0.35%
2010	16	277	17.04	17.60	1.40%	1.75%	0.22%	17.88%	18.29%
2009	18	264	14.45	14.88	1.40%	1.75%	0.27%	38.69%	39.18%
2008	19	197	10.42	10.69	1.40%	1.75%	0.00%	(37.35%)	(37.13%)
2007	21	357	16.63	17.01	1.40%	1.75%	0.00%	14.31%	14.72%

JPMorgan Insurance Trust Core Bond Class 1
2011	58	$813	$13.74	$13.95	1.40%	1.60%	5.20%	5.76%	5.97%
2010	80	1,058	12.99	13.17	1.40%	1.60%	3.89%	7.50%	7.72%
2009	91	1,111	12.09	12.22	1.40%	1.60%	8.15%	7.91%	8.12%
2008	86	970	11.20	11.30	1.40%	1.60%	5.64%	(0.22%)	(0.02%)
2007	103	1,164	11.23	11.31	1.40%	1.60%	14.08%	4.61%	4.82%

JPMorgan Insurance Trust Equity Index Class 1
2011	20	$231	$11.14	$11.31	1.40%	1.60%	2.03%	0.10%	0.30%
2010	22	247	11.13	11.28	1.40%	1.60%	2.15%	12.59%	12.82%
2009	30	301	9.88	9.99	1.40%	1.60%	2.22%	24.43%	24.68%
2008	29	236	7.94	8.02	1.40%	1.60%	2.18%	(38.20%)	(38.08%)
2007	35	452	12.85	12.95	1.40%	1.60%	1.48%	3.63%	3.63%

JPMorgan Insurance Trust U.S. Equity Class 1
2011	6	$75	$12.33	$12.33	1.40%	1.60%	2.34%	(2.17%)	(2.17%)
2010	3,173	39,951	12.44	12.61	1.40%	1.60%	1.05%	11.77%	12.00%
2009	4,475	50,309	11.13	11.26	1.40%	1.60%	3.43%	31.56%	31.82%
2008	6,739	57,486	8.46	8.54	1.40%	1.60%	1.55%	(35.84%)	(35.71%)
2007 (7)	12,245	162,510	13.19	13.28	1.40%	1.60%	0.00%	8.91%	8.91%

JPMorgan Insurance Trust Mid Cap Value Class 1
2011	7	$93	$13.24	$13.45	1.40%	1.60%	3.38%	0.54%	0.74%
2010	12	164	13.17	13.35	1.40%	1.60%	1.12%	21.50%	21.74%
2009	15	165	10.84	10.96	1.40%	1.60%	2.25%	25.87%	26.12%
2008	17	145	8.61	8.69	1.40%	1.60%	1.47%	(36.51%)	(36.38%)
2007	19	265	13.57	13.66	1.40%	1.60%	1.79%	(0.69%)	(0.49%)

JPMorgan Insurance Trust Intrepid Growth Class 1
2011	7	$76	$11.11	$11.28	1.40%	1.60%	0.89%	0.24%	0.44%
2010	12	135	11.09	11.23	1.40%	1.60%	0.96%	14.26%	14.49%
2009	13	128	9.70	9.81	1.40%	1.60%	0.72%	32.19%	32.45%
2008	15	111	7.34	7.41	1.40%	1.60%	0.87%	(40.19%)	(40.07%)
2007	14	174	12.27	12.36	1.40%	1.60%	0.49%	9.77%	9.99%

JPMorgan Insurance Trust Mid Cap Growth Class 1
2011	7	$96	$13.09	$13.29	1.40%	1.60%	0.00%	(7.64%)	(7.45%)
2010	9	136	14.17	14.36	1.40%	1.60%	0.00%	23.64%	23.89%
2009	9	104	11.46	11.59	1.40%	1.60%	0.00%	40.77%	41.05%
2008	11	88	8.14	8.22	1.40%	1.60%	0.00%	(44.68%)	(44.57%)
2007	13	194	14.72	14.83	1.40%	1.60%	0.00%	15.37%	15.60%

See Notes to Financial Statements	See explanation of references on page H-27

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on page H-22 — H-26
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).

(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invest. Such distributions have no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.

(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(6)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(7)	Investment income ratio represents less than 0.005%.

(8)	The total units outstanding for MFS Investors Growth Stock Series - Service Class Variable Account in full was 102 as of December 31, 2010.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2011 is comprised of sixty-seven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund, Inc., and JPMorgan Insurance Trust (collectively, the “Funds”). All sixty-seven Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following seven new Variable Accounts, all of which commenced operations during 2011:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on
Inflation Protected	May 3, 2011	Portfolio Optimization Growth	May 2, 2011
Portfolio Optimization Conservative	May 2, 2011	Portfolio Optimization Aggressive-Growth	May 3, 2011
Portfolio Optimization Moderate-Conservative	May 2, 2011	MFS Total Return Series — Service Class	May 2, 2011
Portfolio Optimization Moderate	May 2, 2011
     Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”), significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     Invesco V.I. Balanced-Risk Allocation Series II Variable Account and Invesco V. I. Balanced-Risk Allocation Fund Series II were formerly named Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II Variable Account and Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund Series II, respectively.
     The net assets of the Invesco V.I. Global Multi-Asset Fund Series II, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account were transferred to the Invesco V.I. Balanced-Risk Allocation Fund Series II, the underlying portfolio for the Invesco V.I. Balanced-Risk Allocation Series II Variable Account (the “2011 Reorganization”). The 2011 Reorganization took place on April 29, 2011. In connection with the 2011 Reorganization, a total of 3,357,636 outstanding accumulation units (valued at $49,302,687) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 3,526,906 accumulation units with equal value of the Invesco V.I. Balanced-Risk Allocation Series II Variable Account.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “2010 Reorganization”). The 2010 Reorganization took place on October 29, 2010. In connection with the 2010 Reorganization, a total of 6,438,236 outstanding accumulation units (valued at $77,364,214) of the Equity Variable Account were exchanged for 5,213,481 accumulation units with equal value of the Main Street Core Variable Account, and a total of 6,803,529 outstanding accumulation units (valued at $86,971,285) of the Multi-Strategy Variable Account were exchanged for 3,365,605 accumulation units (valued at $47,834,207) of the Main Street Core Variable Account and 1,844,793 accumulation units (valued at $39,137,078) of the Managed Bond Variable Account.
     Transfers of units related to the 2010 Reorganization and the 2011 Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, Pacific Value Edge, Pacific Odyssey, Pacific Voyages, Pacific Journey, Pacific Destinations, Pacific Value Select, Pacific Destinations B, and Pacific Journey Select. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select (issued prior to August 1, 2006), and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), Pacific Value Edge, Pacific Voyages, Pacific Journey, Pacific Destinations, Pacific Value Select, and Pacific Destinations B Contracts have two different death benefit options: the Standard Death Benefit Rider and the Stepped-Up Death Benefit Rider. Pacific Journey Select Contracts have four different options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees Pacific Life assumes, additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider, the Premier Death Benefit Riders, and an additional charge for Contract owners who purchased the Four Year Withdrawal Charge Option. The withdrawal charge option and the additional death benefit rider charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction in unit values:

	Death Benefit Options
		With	With
	Standard	Stepped-Up	Premier
Pacific One and Pacific	Death	Death	Death
Portfolios Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts

M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts

M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

		With
	Standard	Stepped-Up
	Death	Death
Pacific Voyages Contracts	Benefit	Benefit Rider

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific Journey Contracts

M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.05%	1.25%

Pacific Destinations Contracts

M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.75%	0.95%

Pacific Value Select Contracts

M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.60%	1.80%

		With	With
	Standard	Stepped-Up	Premier
	Death	Death	Death
Pacific Odyssey Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Destinations B Contracts

M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.30%	1.50%

	Without			With
	Stepped-Up			Stepped-Up
	Death	With	With Four	Death
	Benefit Rider	Stepped-Up	Year	Benefit Rider
	and Four Year	Death	Withdrawal	and Four Year
Pacific Journey	Withdrawal	Benefit Rider	Charge	Withdrawal
Select Contracts	Charge Option	Only	Option Only	Charge Option

M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%

Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2011, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.96% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only of PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2011, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Cash Management	$464,036	$507,512
Diversified Bond	132,567	2,827,041
Floating Rate Loan	100,168	970,314
High Yield Bond	188,756	953,720
Inflation Managed	361,968	4,042,433
Inflation Protected (1)	27,027	11,710

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Managed Bond	$359,658	$4,803,717
Short Duration Bond	88,329	1,398,040
American Funds Growth	29,735	767,011
American Funds Growth-Income	24,290	1,139,726
Comstock	45,184	1,995,311
Dividend Growth	87,510	925,215
Equity Index	32,477	1,730,450
Focused 30	11,190	31,332
Growth LT	59,113	1,089,235
Large-Cap Growth	178,208	1,261,654
Large-Cap Value	64,321	2,775,887
Long/Short Large-Cap	169,375	1,506,655
Main Street Core	108,487	904,674
Mid-Cap Equity	256,555	1,604,841
Mid-Cap Growth	114,945	1,119,298
Mid-Cap Value	255,006	1,117,611
Small-Cap Equity	172,337	1,000,765
Small-Cap Growth	98,005	556,702
Small-Cap Index	21,130	106,981
Small-Cap Value	97,326	461,875
Health Sciences	50,318	38,090
Real Estate	52,653	430,174
Technology	41,591	39,396
Emerging Markets	59,208	1,278,395
International Large-Cap	49,284	2,040,654
International Small-Cap	38,590	928,072
International Value	59,222	1,277,836
American Funds Asset Allocation	95,672	38,614
Pacific Dynamix — Conservative Growth	72,470	58,693
Pacific Dynamix — Moderate Growth	169,357	30,436
Pacific Dynamix — Growth	105,348	20,741
Portfolio Optimization Conservative (1)	3,800,404	437,111
Portfolio Optimization Moderate-Conservative (1)	4,244,643	413,000
Portfolio Optimization Moderate (1)	15,139,039	1,313,162
Portfolio Optimization Growth (1)	13,196,205	963,509
Portfolio Optimization Aggressive-Growth (1)	2,854,772	304,884
Invesco V.I. Balanced-Risk Allocation Series II	295,514	141,477
AllianceBernstein VPS Balanced Wealth Strategy Class B	25,654	29,899
BlackRock Capital Appreciation V.I. Class III	4,358	86
BlackRock Global Allocation V.I. Class III	329,645	186,018
Franklin Templeton VIP Founding Funds Allocation Class 2	1,674	217
Franklin Templeton VIP Founding Funds Allocation Class 4	44,315	39,667
Mutual Global Discovery Securities Class 2	7,333	114
Templeton Global Bond Securities Class 2	839	12
GE Investments Total Return Class 3	105,456	27,315
Lord Abbett International Core Equity Class VC	3,176	103
Lord Abbett Total Return Class VC	11,842	292
MFS Investors Growth Stock Series — Service Class	473	67
MFS Total Return Series — Service Class (1)	12,006	595
MFS Value Series — Service Class	6,452	84
PIMCO Global Multi-Asset — Advisor Class	196,425	26,944
Jennison Class II	—	58
Value Class II	2	95
SP International Growth Class II	2	74
SP Prudential U.S. Emerging Growth Class II	3	10
JPMorgan Insurance Trust Core Bond Class 1	81	342
JPMorgan Insurance Trust Equity Index Class 1	156	172
JPMorgan Insurance Trust U.S. Equity Class 1	461	40,036
JPMorgan Insurance Trust Mid Cap Value Class 1	2	72
JPMorgan Insurance Trust Intrepid Growth Class 1	1	62
JPMorgan Insurance Trust Mid Cap Growth Class 1	—	33

(1)	Operations commenced during 2011 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2011, the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs. There were no transfers between Level 1, Level 2, and Level 3 during the year ended December 31, 2011. Transfers between levels, if any, are based on values at the end of the period.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the year or period ended December 31, 2011 and 2010 were as follows (amounts in thousands):

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease) (1)	Issued	Redeemed	(Decrease)
Cash Management	63,569	(66,684)	(3,115)	49,399	(62,459)	(13,060)
Diversified Bond	20,098	(258,001)	(237,903)	113,643	(51,661)	61,982
Floating Rate Loan	12,660	(115,979)	(103,319)	31,908	(28,727)	3,181
High Yield Bond	13,377	(62,842)	(49,465)	18,415	(22,543)	(4,128)
Inflation Managed	22,008	(238,592)	(216,584)	48,131	(47,246)	885
Inflation Protected (2)	2,587	(1,193)	1,394
Managed Bond	25,405	(275,272)	(249,867)	108,707	(56,847)	51,860
Short Duration Bond	17,134	(139,441)	(122,307)	45,477	(35,276)	10,201
American Funds Growth	6,230	(67,442)	(61,212)	11,394	(17,692)	(6,298)
American Funds Growth-Income	7,218	(112,608)	(105,390)	15,778	(37,012)	(21,234)
Comstock	8,756	(201,872)	(193,116)	21,013	(38,514)	(17,501)
Dividend Growth	7,187	(89,553)	(82,366)	62,686	(12,945)	49,741
Equity Index	6,952	(130,052)	(123,100)	19,230	(123,740)	(104,510)

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)(1)	Issued	Redeemed	(Decrease)
Focused 30	1,245	(2,830)	(1,585)	2,790	(5,853)	(3,063)
Growth LT	4,582	(80,897)	(76,315)	11,285	(16,556)	(5,271)
Large-Cap Growth	10,029	(174,229)	(164,200)	22,213	(34,331)	(12,118)
Large-Cap Value	12,117	(243,338)	(231,221)	28,059	(61,306)	(33,247)
Long/Short Large-Cap	6,597	(168,691)	(162,094)	22,002	(26,908)	(4,906)
Main Street Core	4,964	(77,544)	(72,580)	19,124	(27,627)	(8,503)
Mid-Cap Equity	5,354	(95,504)	(90,150)	10,982	(24,623)	(13,641)
Mid-Cap Growth	9,399	(97,429)	(88,030)	15,313	(34,835)	(19,522)
Mid-Cap Value	4,803	(72,415)	(67,612)	12,256	(19,624)	(7,368)
Small-Cap Equity	4,392	(71,191)	(66,799)	28,874	(13,064)	15,810
Small-Cap Growth	5,025	(45,455)	(40,430)	8,389	(15,025)	(6,636)
Small-Cap Index	2,226	(7,375)	(5,149)	2,792	(4,814)	(2,022)
Small-Cap Value	3,140	(24,163)	(21,023)	5,611	(15,439)	(9,828)
Health Sciences	3,715	(3,304)	411	2,445	(2,386)	59
Real Estate	3,730	(20,779)	(17,049)	4,155	(9,884)	(5,729)
Technology	4,897	(6,442)	(1,545)	4,993	(5,954)	(961)
Emerging Markets	4,882	(44,557)	(39,675)	7,983	(16,471)	(8,488)
International Large-Cap	9,396	(178,185)	(168,789)	21,103	(48,781)	(27,678)
International Small-Cap	6,446	(111,081)	(104,635)	16,009	(26,925)	(10,916)
International Value	9,108	(130,346)	(121,238)	19,695	(57,742)	(38,047)
American Funds Asset Allocation	7,498	(4,040)	3,458	8,349	(3,323)	5,026
Pacific Dynamix — Conservative Growth	5,823	(5,248)	575	8,538	(1,543)	6,995
Pacific Dynamix — Moderate Growth	13,539	(3,343)	10,196	7,295	(1,176)	6,119
Pacific Dynamix — Growth	8,020	(2,028)	5,992	4,847	(1,493)	3,354
Portfolio Optimization Conservative (2)	423,212	(81,951)	341,261
Portfolio Optimization Moderate-Conservative (2)	459,384	(65,873)	393,511
Portfolio Optimization Moderate (2)	1,631,577	(191,757)	1,439,820
Portfolio Optimization Growth (2)	1,422,491	(129,513)	1,292,978
Portfolio Optimization Aggressive-Growth (2)	309,179	(36,582)	272,597
Invesco V.I. Balanced-Risk Allocation Series II	13,551	(3,721)	9,830	2,845	(4,345)	(1,500)
AllianceBernstein VPS Balanced Wealth Strategy Class B	2,951	(3,539)	(588)	4,190	(2,349)	1,841
BlackRock Capital Appreciation V.I. Class III (3)	416	(14)	402	40	(2)	38
BlackRock Global Allocation V.I. Class III	40,952	(32,493)	8,459	38,650	(40,989)	(2,339)
Franklin Templeton VIP Founding Funds Allocation Class 2 (4)	163	(21)	142	47	(1)	46
Franklin Templeton VIP Founding Funds Allocation Class 4	6,619	(5,715)	904	8,651	(6,485)	2,166
Mutual Global Discovery Securities Class 2 (3)	704	(22)	682	60	(2)	58
Templeton Global Bond Securities Class 2 (5)	79	(1)	78	3	—	3
GE Investments Total Return Class 3	8,951	(3,003)	5,948	7,691	(1,263)	6,428
Lord Abbett International Core Equity Class VC (3)	312	(12)	300	33	(3)	30
Lord Abbett Total Return Class VC (3)	1,124	(74)	1,050	116	(4)	112
MFS Investors Growth Stock Series — Service Class (6), (7)	43	(6)	37	—	—	—
MFS Total Return Series — Service Class (2)	1,270	(58)	1,212
MFS Value Series — Service Class (3)	621	(21)	600	56	(2)	54
PIMCO Global Multi-Asset — Advisor Class (8)	19,592	(4,326)	15,266	8,727	(744)	7,983
Jennison Class II	—	(5)	(5)	—	(9)	(9)
Value Class II	—	(8)	(8)	—	(5)	(5)
SP International Growth Class II	—	(6)	(6)	—	(1)	(1)
SP Prudential U.S. Emerging Growth Class II	—	—	—	—	(2)	(2)
JPMorgan Insurance Trust Core Bond Class 1	3	(25)	(22)	12	(23)	(11)
JPMorgan Insurance Trust Equity Index Class 1	13	(15)	(2)	—	(8)	(8)
JPMorgan Insurance Trust U.S. Equity Class 1	27	(3,194)	(3,167)	88	(1,390)	(1,302)
JPMorgan Insurance Trust Mid Cap Value Class 1	—	(5)	(5)	—	(3)	(3)
JPMorgan Insurance Trust Intrepid Growth Class 1	—	(5)	(5)	3	(4)	(1)
JPMorgan Insurance Trust Mid Cap Growth Class 1	—	(2)	(2)	2	(2)	—

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).

(2)	Operations commenced during 2011 (See Note 1).

(3)	Operations commenced on June 14, 2010.

(4)	Operations commenced on June 1, 2010.

(5)	Operations commenced on June 15, 2010.

(6)	Operations commenced on November 15, 2010.

(7)	Total units issued in full was 102 and no units were redeemed during the period ended December 31, 2010.

(8)	Operations commenced on May 3, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II (formerly named Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II), AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Investors Growth Stock Series — Service Class, MFS Total Return Series — Service Class, MFS Value Series — Service Class, PIMCO Global Multi-Asset — Advisor Class, Jennison Class II, Value Class II, SP International Growth Class II, SP Prudential U.S. Emerging Growth Class II, JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Equity Index Class 1, JPMorgan Insurance Trust U.S. Equity Class 1, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust Intrepid Growth Class 1, and JPMorgan Insurance Trust Mid Cap Growth Class 1 Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2011, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2011, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2011, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP

Costa Mesa, California
February 28, 2012

J-1

Pacific Life Insurance Company
Mailing Address:
PO Box 2378
Omaha, Nebraska 68103-2378

Annual Reports
as of December 31, 2011

•	Pacific Select Fund

•	Separate Account A of Pacific Life Insurance Company

Form No. 2143-12A